PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.3%
		Basic Materials: 0.7%
1,000,000		Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$946,068	0.0
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	461,507	0.0
1,000,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	887,372	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	987,905	0.1
800,000		Cabot Corp., 3.700%, 07/15/2022	804,626	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	506,908	0.0
750,000	(2)	Dow Chemical Co., 2.100%, 11/15/2030	675,745	0.0
351,000		Dow Chemical Co., 4.250%, 10/01/2034	361,976	0.0
750,000	(2)	Dow Chemical Co/The, 3.600%, 11/15/2050	700,436	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,211,381	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	412,082	0.0
750,000		Ecolab, Inc., 2.700%, 12/15/2051	644,185	0.0
532,000		International Paper Co., 4.350%, 08/15/2048	558,883	0.0
500,000		Linde, Inc./CT, 1.100%, 08/10/2030	429,673	0.0
1,000,000		Linde, Inc./CT, 2.200%, 08/15/2022	1,000,808	0.1
282,000		LYB International Finance BV, 4.000%, 07/15/2023	286,572	0.0
981,000		LYB International Finance III LLC, 1.250%, 10/01/2025	909,187	0.0
750,000		LYB International Finance III LLC, 3.375%, 10/01/2040	673,310	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	288,234	0.0
1,000,000		Nucor Corp., 2.000%, 06/01/2025	969,092	0.1
1,000,000		Nutrien Ltd., 2.950%, 05/13/2030	965,875	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,004,545	0.1
500,000		PPG Industries, Inc., 1.200%, 03/15/2026	463,573	0.0
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	469,493	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	902,016	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,003,810	0.1
250,000	(2)	Southern Copper Corp., 5.875%, 04/23/2045	306,094	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	447,513	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,361,972	0.1
			21,640,841	0.7

		Communications: 2.9%
500,000	(2)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	435,421	0.0
1,000,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	996,689	0.0
1,000,000		Alibaba Group Holding Ltd., 3.400%, 12/06/2027	982,396	0.0
1,000,000		Alphabet, Inc., 1.100%, 08/15/2030	875,131	0.0
2,000,000		Alphabet, Inc., 1.900%, 08/15/2040	1,635,377	0.1
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,008,779	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,014,132	0.0
1,000,000	(2)	Amazon.com, Inc., 3.800%, 12/05/2024	1,031,063	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,151,441	0.1
1,000,000		AT&T, Inc., 1.700%, 03/25/2026	948,067	0.0
1,000,000		AT&T, Inc., 2.300%, 06/01/2027	954,478	0.0
4,359,000		AT&T, Inc., 2.550%, 12/01/2033	3,881,428	0.1
2,500,000		AT&T, Inc., 3.300%, 02/01/2052	2,150,842	0.1
2,000,000		AT&T, Inc., 3.500%, 06/01/2041	1,846,630	0.1
5,086,000		AT&T, Inc., 3.500%, 09/15/2053	4,482,111	0.2
1,770,000		AT&T, Inc., 3.550%, 09/15/2055	1,567,137	0.1
1,000,000		AT&T, Inc., 3.650%, 06/01/2051	913,113	0.0
208,000		AT&T, Inc., 3.650%, 09/15/2059	183,125	0.0
1,264,000		AT&T, Inc., 3.800%, 12/01/2057	1,158,227	0.1
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,061,622	0.0
500,000		AT&T, Inc., 4.650%, 06/01/2044	522,776	0.0
1,000,000		Baidu, Inc., 1.720%, 04/09/2026	922,708	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	428,181	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	625,215	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	501,869	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,556,968	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,540,261	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,141,423	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,023,969	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,901,022	0.1
3,000,000		Comcast Corp., 1.950%, 01/15/2031	2,710,067	0.1
336,000	(1)	Comcast Corp., 2.887%, 11/01/2051	284,668	0.0
3,578,000	(1)	Comcast Corp., 2.937%, 11/01/2056	2,969,953	0.1
1,321,000	(1)	Comcast Corp., 2.987%, 11/01/2063	1,083,362	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	507,932	0.0
1,000,000		Comcast Corp., 3.750%, 04/01/2040	1,010,406	0.0
724,000		Comcast Corp., 3.969%, 11/01/2047	738,634	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	801,983	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	811,513	0.0
68,000		Comcast Corp., 6.500%, 11/15/2035	88,159	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,014,012	0.1
1,250,000	(2)	Discovery Communications LLC, 3.625%, 05/15/2030	1,215,891	0.1
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	252,739	0.0
1,500,000		eBay, Inc., 2.700%, 03/11/2030	1,411,391	0.1
500,000		Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	452,533	0.0
91,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	92,496	0.0
306,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	330,238	0.0
500,000		Orange SA, 5.500%, 02/06/2044	604,544	0.0
250,000		Paramount Global, 4.000%, 01/15/2026	254,142	0.0
2,500,000		Paramount Global, 4.200%, 05/19/2032	2,508,304	0.1
390,000		Paramount Global, 4.375%, 03/15/2043	372,207	0.0
440,000		Paramount Global, 5.850%, 09/01/2043	508,356	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	266,256	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	512,227	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	769,204	0.0
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	999,885	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	927,390	0.0
2,000,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	2,010,524	0.1
300,000	(2)	TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	301,360	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	401,089	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	315,550	0.0
1,000,000		Verizon Communications, Inc., 1.750%, 01/20/2031	873,259	0.0
1,014,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	917,568	0.0
1,000,000		Verizon Communications, Inc., 2.550%, 03/21/2031	930,444	0.0
1,000,000		Verizon Communications, Inc., 2.650%, 11/20/2040	853,236	0.0
750,000		Verizon Communications, Inc., 3.550%, 03/22/2051	707,785	0.0
2,000,000		Verizon Communications, Inc., 4.000%, 03/22/2050	2,038,215	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,674,503	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,760,186	0.1
3,000,000	(2)	Verizon Communications, Inc., 4.750%, 11/01/2041	3,310,535	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	1,884,837	0.1
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,061,409	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,200,513	0.1
200,000	(2)	Walt Disney Co/The, 1.750%, 08/30/2024	196,561	0.0
1,000,000		Walt Disney Co/The, 1.750%, 01/13/2026	959,116	0.0
1,000,000	(2)	Walt Disney Co/The, 2.200%, 01/13/2028	951,850	0.0
2,000,000	(2)	Walt Disney Co/The, 2.650%, 01/13/2031	1,912,523	0.1
3,000,000		Walt Disney Co/The, 3.500%, 05/13/2040	2,933,086	0.1
1,000,000	(2)	Walt Disney Co/The, 3.600%, 01/13/2051	993,688	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	283,647	0.0
			92,411,577	2.9

		Consumer, Cyclical: 1.3%
191,125		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	181,848	0.0
771,831		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	719,075	0.0
189,375		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	183,926	0.0
984,035		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	945,694	0.0
2,000,000		American Honda Finance Corp., 1.200%, 07/08/2025	1,886,816	0.1
500,000		American Honda Finance Corp., 1.500%, 01/13/2025	482,248	0.0
500,000	(2)	American Honda Finance Corp., 2.000%, 03/24/2028	465,667	0.0
500,000	(2)	American Honda Finance Corp., 2.300%, 09/09/2026	484,174	0.0
500,000		AutoZone, Inc., 1.650%, 01/15/2031	426,946	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	755,880	0.0
1,000,000	(2)	BorgWarner, Inc., 2.650%, 07/01/2027	967,444	0.0
500,000		Cummins, Inc., 1.500%, 09/01/2030	434,196	0.0
250,000		Cummins, Inc., 2.600%, 09/01/2050	201,200	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		General Motors Co., 5.400%, 10/02/2023	1,035,114	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	873,225	0.0
500,000		General Motors Financial Co., Inc., 1.050%, 03/08/2024	481,535	0.0
500,000		General Motors Financial Co., Inc., 2.400%, 04/10/2028	453,498	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	501,278	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,008,869	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	757,854	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	495,414	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	509,240	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,048,360	0.1
1,000,000		Home Depot, Inc./The, 2.700%, 04/15/2030	970,066	0.0
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	494,732	0.0
1,000,000		Home Depot, Inc./The, 3.300%, 04/15/2040	966,641	0.0
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	2,982,028	0.1
500,000	(2)	Kohl's Corp., 3.375%, 05/01/2031	483,471	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	506,889	0.0
500,000	(2)	Lear Corp., 5.250%, 05/15/2049	538,296	0.0
750,000		Lowe's Cos, Inc., 2.625%, 04/01/2031	703,946	0.0
1,000,000	(2)	Lowe's Cos, Inc., 3.100%, 05/03/2027	993,973	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	508,618	0.0
500,000		Marriott International, Inc./MD, 2.850%, 04/15/2031	457,097	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	503,044	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	417,805	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	512,593	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	426,572	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	545,067	0.0
500,000		NIKE, Inc., 2.375%, 11/01/2026	490,301	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	486,930	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	300,940	0.0
500,000	(2)	Starbucks Corp., 3.000%, 02/14/2032	477,406	0.0
1,250,000		Starbucks Corp., 3.100%, 03/01/2023	1,261,825	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	502,202	0.0
500,000	(2)	Target Corp., 1.950%, 01/15/2027	483,654	0.0
750,000		Target Corp., 2.950%, 01/15/2052	691,136	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,022,857	0.1
1,000,000	(2)	TJX Cos, Inc./The, 1.600%, 05/15/2031	875,519	0.0
1,000,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	988,150	0.1
1,000,000		Toyota Motor Credit Corp., 1.800%, 02/13/2025	971,756	0.1
500,000		Toyota Motor Credit Corp., 1.900%, 04/06/2028	465,061	0.0
1,000,000		Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,008,842	0.1
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	993,346	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	504,458	0.0
367,030		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	363,313	0.0
190,639		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	178,067	0.0
44,990		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	43,685	0.0
833,896		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	808,299	0.0
88,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	88,570	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,017,274	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/2025	303,907	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	203,395	0.0
			41,841,232	1.3

		Consumer, Non-cyclical: 4.5%
1,000,000		Abbott Laboratories, 1.400%, 06/30/2030	895,730	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	295,037	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	394,806	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	581,527	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,221,382	0.1
500,000		AbbVie, Inc., 2.800%, 03/15/2023	501,904	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,505,954	0.1
1,000,000		AbbVie, Inc., 3.200%, 11/21/2029	989,180	0.0
500,000		AbbVie, Inc., 3.250%, 10/01/2022	501,878	0.0
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,267,601	0.1
750,000		AbbVie, Inc., 3.800%, 03/15/2025	764,681	0.0
1,000,000		AbbVie, Inc., 4.050%, 11/21/2039	1,030,439	0.1
1,000,000		AbbVie, Inc., 4.250%, 11/21/2049	1,041,518	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	523,278	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	532,820	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,075,656	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

750,000		AbbVie, Inc., 4.550%, 03/15/2035	806,931	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	502,138	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	252,903	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	313,572	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/2042	268,248	0.0
138,000		Altria Group, Inc., 4.800%, 02/14/2029	144,900	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	540,535	0.0
2,000,000		AmerisourceBergen Corp., 2.800%, 05/15/2030	1,893,621	0.1
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	248,455	0.0
500,000	(2)	Amgen, Inc., 2.250%, 08/19/2023	501,958	0.0
2,000,000	(2)	Amgen, Inc., 2.300%, 02/25/2031	1,844,945	0.1
1,000,000		Amgen, Inc., 3.150%, 02/21/2040	916,564	0.0
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,581,189	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,898,102	0.1
1,500,000	(2)	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,523,160	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	238,650	0.0
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,564,898	0.1
1,500,000	(2)	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,607,748	0.1
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,111,326	0.1
750,000		Anthem, Inc., 1.500%, 03/15/2026	707,514	0.0
750,000	(2)	Anthem, Inc., 2.550%, 03/15/2031	701,520	0.0
250,000		Anthem, Inc., 3.500%, 08/15/2024	253,857	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,021,939	0.1
750,000		Anthem, Inc., 4.101%, 03/01/2028	779,117	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	273,434	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	101,563	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	1,054,156	0.1
1,000,000		AstraZeneca PLC, 4.375%, 08/17/2048	1,140,426	0.1
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	1,865,245	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	511,192	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,000,389	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	228,855	0.0
1,000,000		Becton Dickinson and Co., 1.957%, 02/11/2031	884,763	0.0
750,000		Biogen, Inc., 4.050%, 09/15/2025	770,112	0.0
500,000		Boston Scientific Corp., 1.900%, 06/01/2025	480,455	0.0
500,000		Boston Scientific Corp., 2.650%, 06/01/2030	469,820	0.0
1,000,000	(2)	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	913,089	0.0
1,000,000		Bristol-Myers Squibb Co., 2.350%, 11/13/2040	846,026	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	472,964	0.0
1,000,000		Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,043,107	0.1
500,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	569,030	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	503,721	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	519,123	0.0
500,000	(2)	Cigna Corp., 1.250%, 03/15/2026	467,538	0.0
500,000	(2)	Cigna Corp., 2.375%, 03/15/2031	458,521	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	754,741	0.0
500,000		Cigna Corp., 3.400%, 03/01/2027	505,466	0.0
500,000	(2)	Cigna Corp., 3.400%, 03/15/2051	452,282	0.0
250,000		Cigna Corp., 3.500%, 06/15/2024	253,099	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,098,100	0.1
500,000		Cigna Corp., 4.800%, 07/15/2046	555,381	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	562,698	0.0
1,000,000		Clorox Co/The, 1.800%, 05/15/2030	879,165	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	752,737	0.0
1,000,000		Coca-Cola Co., 1.650%, 06/01/2030	898,337	0.0
1,000,000		Coca-Cola Co., 2.500%, 03/15/2051	838,847	0.0
1,000,000		Coca-Cola Co., 2.900%, 05/25/2027	991,466	0.0
500,000		Coca-Cola Co/The, 1.500%, 03/05/2028	460,773	0.0
1,500,000	(2)	Coca-Cola Co/The, 2.000%, 03/05/2031	1,374,715	0.1
500,000		Coca-Cola Co/The, 3.000%, 03/05/2051	461,850	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	753,109	0.0
222,000		Conagra Brands, Inc., 3.200%, 01/25/2023	223,638	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,010,281	0.0
1,500,000		CVS Health Corp., 2.700%, 08/21/2040	1,282,782	0.1
750,000		CVS Health Corp., 2.750%, 12/01/2022	753,811	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	253,060	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

443,000		CVS Health Corp., 3.875%, 07/20/2025	452,370	0.0
389,000		CVS Health Corp., 4.300%, 03/25/2028	407,597	0.0
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,095,463	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,270,927	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,132,097	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	233,465	0.0
500,000		Danaher Corp., 2.800%, 12/10/2051	426,141	0.0
2,000,000		Diageo Capital PLC, 2.125%, 04/29/2032	1,806,862	0.1
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,015,898	0.1
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,031,083	0.1
3,750,000	(2)	Eli Lilly & Co., 2.250%, 05/15/2050	3,052,160	0.1
500,000		Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	454,255	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	294,062	0.0
500,000		Flowers Foods, Inc., 2.400%, 03/15/2031	449,297	0.0
751,000	(2)	General Mills, Inc., 3.000%, 02/01/2051	648,907	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	501,061	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	760,615	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	264,668	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	152,744	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	258,174	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	213,919	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	834,486	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	386,198	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	667,676	0.0
750,000	(2)	Hershey Co/The, 2.300%, 08/15/2026	733,981	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,779,268	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	563,682	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	995,562	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	1,004,436	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/2027	505,370	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,036,164	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	528,614	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	536,263	0.0
1,000,000		Kellogg Co., 2.100%, 06/01/2030	898,779	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	502,162	0.0
500,000		Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	481,918	0.0
500,000	(2)	Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	450,667	0.0
500,000		Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	438,057	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	251,789	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	358,552	0.0
1,000,000		Kroger Co., 2.650%, 10/15/2026	976,344	0.0
250,000		Kroger Co/The, 4.450%, 02/01/2047	266,483	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,132,156	0.1
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	266,946	0.0
500,000		McCormick & Co., Inc./MD, 1.850%, 02/15/2031	435,769	0.0
1,000,000		McKesson Corp., 0.900%, 12/03/2025	919,399	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	281,019	0.0
311,000		Medtronic, Inc., 3.500%, 03/15/2025	317,602	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	796,924	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	83,353	0.0
1,000,000	(2)	Merck & Co., Inc., 0.750%, 02/24/2026	934,709	0.0
1,000,000	(2)	Merck & Co., Inc., 1.450%, 06/24/2030	889,169	0.0
500,000		Merck & Co., Inc., 1.700%, 06/10/2027	473,969	0.0
500,000		Merck & Co., Inc., 2.750%, 12/10/2051	436,560	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	255,317	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,064,737	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,090,461	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	530,684	0.0
460,000		Mondelez International, Inc., 2.750%, 04/13/2030	440,677	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	203,372	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	470,028	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	500,261	0.0
500,000	(2)	Novartis Capital Corp., 2.750%, 08/14/2050	449,074	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	505,487	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	509,289	0.0
1,000,000		PayPal Holdings, Inc., 1.650%, 06/01/2025	962,574	0.0
1,000,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	932,208	0.0
2,500,000	(2)	PepsiCo, Inc., 1.625%, 05/01/2030	2,250,894	0.1
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	500,130	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,022,938	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		Pfizer, Inc., 3.450%, 03/15/2029	1,029,767	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,065,487	0.1
500,000		Pfizer, Inc., 4.000%, 12/15/2036	531,897	0.0
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,090,745	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	560,352	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,106,183	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	498,840	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	753,422	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	489,413	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	251,802	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	466,715	0.0
750,000		Procter & Gamble Co/The, 1.000%, 04/23/2026	701,777	0.0
750,000	(2)	Procter & Gamble Co/The, 1.950%, 04/23/2031	695,337	0.0
750,000		Procter & Gamble Co/The, 2.800%, 03/25/2027	751,307	0.0
1,000,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	936,671	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	528,800	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,325,756	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	1,030,970	0.1
500,000		Stryker Corp., 3.500%, 03/15/2026	506,300	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	757,123	0.0
150,000		Unilever Capital Corp., 2.600%, 05/05/2024	150,474	0.0
500,000	(2)	Unilever Capital Corp., 3.250%, 03/07/2024	506,514	0.0
1,000,000		Unilever Capital Corp., 3.500%, 03/22/2028	1,025,357	0.1
1,000,000		UnitedHealth Group, Inc., 2.000%, 05/15/2030	921,641	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	502,681	0.0
1,000,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	901,422	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	504,663	0.0
500,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	445,304	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	500,631	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	505,065	0.0
500,000		UnitedHealth Group, Inc., 3.125%, 05/15/2060	447,032	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,013,410	0.0
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,042,357	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,087,981	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	279,928	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	291,290	0.0
1,000,000		Zoetis, Inc., 2.000%, 05/15/2030	897,977	0.0
1,000,000		Zoetis, Inc., 3.000%, 05/15/2050	889,419	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	522,375	0.0
			143,325,155	4.5

		Energy: 1.9%
1,000,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	977,694	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	258,431	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	540,512	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,005,156	0.0
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	499,192	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	249,757	0.0
500,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	446,856	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,036,533	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	254,139	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	510,649	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/2024	253,682	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	501,638	0.0
500,000	(2)	Chevron Corp., 2.895%, 03/03/2024	505,911	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	502,476	0.0
300,000		Chevron USA, Inc., 3.900%, 11/15/2024	309,160	0.0
2,000,000	(1)	ConocoPhillips Co., 4.025%, 03/15/2062	2,033,832	0.1
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	132,067	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	543,194	0.0
66,000	(1)	Eastern Gas Transmission & Storage, Inc., 3.600%, 12/15/2024	66,657	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/2025	493,137	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	252,876	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	253,971	0.0
500,000		Energy Transfer L.P., 3.450%, 01/15/2023	502,991	0.0
500,000		Energy Transfer L.P., 3.600%, 02/01/2023	503,033	0.0
500,000		Energy Transfer L.P., 4.950%, 01/15/2043	481,086	0.0
800,000		Energy Transfer L.P., 6.125%, 12/15/2045	885,200	0.0
1,809,000		Energy Transfer L.P., 6.500%, 02/01/2042	2,085,575	0.1
1,000,000		Enterprise Products Operating LLC, 3.200%, 02/15/2052	846,753	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	507,035	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	101,883	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	513,078	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	302,946	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,169,519	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,897,997	0.1
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	1,954,733	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	259,104	0.0
1,000,000		Equinor ASA, 2.375%, 05/22/2030	945,083	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	509,308	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	517,973	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	503,952	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	505,051	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	539,655	0.0
500,000	(2)	Halliburton Co., 2.920%, 03/01/2030	483,954	0.0
27,000		Halliburton Co., 3.500%, 08/01/2023	27,261	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	31,693	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	525,329	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	538,597	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,126,546	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	504,869	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	167,628	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	408,496	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	432,557	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,661,624	0.1
750,000	(2)	Kinder Morgan, Inc., 2.000%, 02/15/2031	656,738	0.0
500,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	445,522	0.0
500,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	514,082	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	531,553	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	560,625	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,418,001	0.1
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	543,501	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	407,841	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,019,208	0.0
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,036,561	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,103,175	0.1
173,000		Petroleos Mexicanos, 6.700%, 02/16/2032	164,530	0.0
1,500,000		Phillips 66, 3.900%, 03/15/2028	1,527,002	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	267,502	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	500,972	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	771,124	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	235,398	0.0
1,500,000	(2)	Schlumberger Investment SA, 2.650%, 06/26/2030	1,422,231	0.1
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	1,043,206	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,011,537	0.0
500,000		Shell International Finance BV, 3.750%, 09/12/2046	507,463	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,588,555	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	270,800	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	614,511	0.0
500,000	(2)	Suncor Energy, Inc., 3.750%, 03/04/2051	481,425	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,833,275	0.1
500,000		TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	502,212	0.0
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,400,160	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,139,352	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,240,525	0.1
1,250,000		Williams Cos, Inc./The, 2.600%, 03/15/2031	1,152,908	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	407,431	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	511,412	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	543,237	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	551,569	0.0
			61,993,173	1.9

		Financial: 8.7%
500,000		Air Lease Corp., 3.000%, 09/15/2023	498,123	0.0
1,000,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	875,664	0.0
500,000		Allstate Corp./The, 1.450%, 12/15/2030	432,865	0.0
1,000,000		Allstate Corp./The, 3.280%, 12/15/2026	1,005,246	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	1,007,642	0.1
750,000		American Express Co., 3.000%, 10/30/2024	753,318	0.0
1,000,000	(1),(2)	American Express Co., 3.300%, 05/03/2027	1,005,995	0.1
1,000,000		American Express Co., 3.400%, 02/27/2023	1,012,508	0.1
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,017,211	0.1
1,000,000		American International Group, Inc., 4.375%, 06/30/2050	1,100,148	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	973,976	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	267,724	0.0
500,000		American Tower Corp., 1.600%, 04/15/2026	464,110	0.0
500,000		American Tower Corp., 2.700%, 04/15/2031	453,023	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	494,095	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,009,724	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	745,279	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	511,783	0.0
1,000,000		Aon Global Ltd., 4.450%, 05/24/2043	1,027,641	0.1
500,000		Aon Global Ltd., 4.600%, 06/14/2044	526,455	0.0
500,000		Aon Global Ltd., 4.750%, 05/15/2045	540,557	0.0
264,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	273,934	0.0
500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	468,735	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	501,861	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	604,589	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	800,344	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	591,239	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	404,567	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	413,909	0.0
500,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	464,794	0.0
1,000,000	(2),(3)	Bank of America Corp., 1.843%, 02/04/2025	978,187	0.0
1,281,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,120,828	0.1
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	460,142	0.0
2,000,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	1,848,560	0.1
2,500,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	2,118,714	0.1
500,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	460,569	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	500,156	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	997,247	0.0
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,022,942	0.1
500,000	(3)	Bank of America Corp., 3.311%, 04/22/2042	464,528	0.0
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,361,686	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,013,352	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	503,092	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,032,944	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,529,657	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,306,603	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,030,464	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,070,376	0.1
750,000	(2)	Bank of Montreal, 2.350%, 09/11/2022	753,490	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	989,607	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	499,493	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	684,318	0.0
500,000		Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	479,129	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	750,261	0.0
1,000,000	(2)	Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,009,275	0.1
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	758,584	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	506,759	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	517,188	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	502,642	0.0
1,000,000	(3)	Barclays PLC, 2.667%, 03/10/2032	898,324	0.0
750,000	(3)	Barclays PLC, 3.811%, 03/10/2042	672,577	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	766,386	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,041,725	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	278,696	0.0
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,077,350	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,010,138	0.1
2,000,000		BlackRock, Inc., 1.900%, 01/28/2031	1,808,832	0.1
500,000		BNP Paribas SA, 3.250%, 03/03/2023	505,129	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	991,082	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		Boston Properties L.P., 2.550%, 04/01/2032	903,482	0.0
500,000		Boston Properties L.P., 3.250%, 01/30/2031	484,359	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	978,377	0.0
1,500,000	(2)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,647,448	0.1
750,000		Brookfield Finance, Inc., 2.724%, 04/15/2031	693,360	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	504,436	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	500,921	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	503,132	0.0
1,000,000		Capital One Financial Corp., 3.650%, 05/11/2027	1,002,470	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	507,537	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	503,191	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	503,852	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	512,008	0.0
500,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	483,711	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,007,664	0.1
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	995,811	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,245,976	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	754,753	0.0
750,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	653,252	0.0
750,000	(3)	Citigroup, Inc., 2.014%, 01/25/2026	722,567	0.0
1,000,000	(3)	Citigroup, Inc., 2.561%, 05/01/2032	903,756	0.0
1,410,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	1,294,252	0.1
750,000		Citigroup, Inc., 2.700%, 10/27/2022	754,279	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	500,764	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	504,359	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,010,885	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,002,322	0.0
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,518,679	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,016,936	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	716,172	0.0
750,000		Citigroup, Inc., 4.050%, 07/30/2022	756,436	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,525,696	0.1
500,000		Citigroup, Inc., 4.300%, 11/20/2026	514,991	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	514,923	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,033,157	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	519,172	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	905,507	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	934,003	0.0
1,000,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	978,809	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	312,897	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	254,547	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	497,495	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	508,561	0.0
500,000		Corporate Office Properties L.P., 2.750%, 04/15/2031	449,602	0.0
10,000,000	(1),(2)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,116,395	0.3
1,000,000		Credit Suisse Group AG, 3.800%, 06/09/2023	1,009,469	0.1
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	749,997	0.0
500,000		Crown Castle International Corp., 1.050%, 07/15/2026	452,422	0.0
1,000,000		Crown Castle International Corp., 2.100%, 04/01/2031	866,274	0.0
500,000		Crown Castle International Corp., 2.900%, 04/01/2041	415,088	0.0
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,007,188	0.1
1,000,000	(3)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	955,790	0.0
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	1,000,146	0.0
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	402,665	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	508,638	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	411,663	0.0
1,000,000		Duke Realty L.P., 1.750%, 07/01/2030	876,220	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	545,407	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	491,776	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	751,152	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	409,040	0.0
750,000		Franklin Resources, Inc., 1.600%, 10/30/2030	648,739	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	507,905	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,018,775	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,054,528	0.2
1,750,000	(3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,614,759	0.1
1,000,000	(3)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	975,537	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	455,465	0.0
1,000,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	957,202	0.0
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	504,652	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

500,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	454,230	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.436%, 02/24/2043	464,276	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	502,526	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	508,363	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	504,341	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	504,958	0.0
1,000,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	976,008	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,005,207	0.0
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	760,299	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	308,136	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	509,673	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	515,178	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	510,000	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,152,094	0.1
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	252,562	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,011,666	0.1
1,000,000		Intercontinental Exchange, Inc., 1.850%, 09/15/2032	863,957	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,017,291	0.1
1,500,000	(3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	1,295,180	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	939,379	0.0
1,500,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,236,471	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	917,539	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	496,678	0.0
2,000,000	(3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,874,863	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	906,847	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	754,345	0.0
1,250,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	1,137,352	0.1
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	753,000	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	928,745	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	996,437	0.0
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	752,924	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,013,940	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	758,948	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,036,038	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,033,942	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	2,860,109	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	511,059	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	502,207	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	751,430	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	498,858	0.0
500,000		Kilroy Realty L.P., 2.500%, 11/15/2032	435,396	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	411,244	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	256,953	0.0
1,500,000		Kimco Realty Corp., 2.700%, 10/01/2030	1,407,519	0.1
1,000,000		Korea Development Bank/The, 1.000%, 09/09/2026	923,732	0.0
3,000,000		Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	2,646,344	0.1
750,000		Lincoln National Corp., 3.625%, 12/12/2026	762,522	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,012,564	0.1
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	500,850	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	489,002	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,015,792	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	512,033	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	256,575	0.0
1,000,000	(2)	Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,000,429	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	499,750	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	511,741	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	610,684	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,012,192	0.1
1,000,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	914,076	0.0
750,000		Marsh & McLennan Cos, Inc., 2.900%, 12/15/2051	625,030	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	403,230	0.0
500,000		Mastercard, Inc., 2.950%, 03/15/2051	458,920	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,030,536	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	513,093	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	417,832	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	330,843	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	753,969	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	868,359	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	505,474	0.0
500,000	(2)	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	508,722	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	760,415	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	501,945	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	505,945	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	513,767	0.0
1,250,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,162,953	0.1
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,010,104	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	496,147	0.0
500,000	(3)	Morgan Stanley, 3.217%, 04/22/2042	461,702	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,756,902	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	757,233	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	509,278	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,008,688	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	765,416	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	509,973	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	763,439	0.0
750,000		Morgan Stanley, 4.000%, 07/23/2025	768,247	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,018,555	0.1
500,000		Morgan Stanley, 4.350%, 09/08/2026	515,725	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	813,830	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,055,071	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	489,116	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,007,184	0.1
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	307,647	0.0
1,000,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	961,087	0.0
500,000		NatWest Group PLC, 4.800%, 04/05/2026	517,423	0.0
300,000	(2)	Northern Trust Corp., 2.375%, 08/02/2022	301,130	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	734,119	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	256,479	0.0
3,000,000		Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	2,768,432	0.1
3,000,000	(1),(2)	Ontario Teachers' Finance Trust, 0.375%, 09/29/2023	2,915,554	0.1
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	1,955,615	0.1
750,000	(2)	ORIX Corp., 2.250%, 03/09/2031	686,328	0.0
500,000		Owl Rock Capital Corp., 2.625%, 01/15/2027	448,913	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	502,856	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	749,933	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	499,520	0.0
1,000,000	(3)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	919,045	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	503,364	0.0
1,500,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	1,359,593	0.1
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	300,883	0.0
1,000,000	(2)	Principal Financial Group, Inc., 3.300%, 09/15/2022	1,007,534	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,016,128	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,019,053	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,044,976	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	754,859	0.0
893,000		Prudential Financial, Inc., 3.878%, 03/27/2028	921,242	0.0
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	502,185	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,008,750	0.1
750,000	(2)	Public Storage, 1.500%, 11/09/2026	703,540	0.0
500,000		Public Storage, 1.850%, 05/01/2028	460,715	0.0
250,000		Public Storage, 2.300%, 05/01/2031	231,411	0.0
750,000		Public Storage, 2.370%, 09/15/2022	751,822	0.0
250,000		Public Storage, 3.094%, 09/15/2027	250,378	0.0
1,500,000		Realty Income Corp., 3.250%, 01/15/2031	1,475,147	0.1
400,000		Realty Income Corp., 3.875%, 07/15/2024	406,847	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	309,662	0.0
1,000,000		Royal Bank of Canada, 0.875%, 01/20/2026	920,523	0.0
500,000	(2)	Royal Bank of Canada, 4.650%, 01/27/2026	521,684	0.0
2,000,000	(2)	Simon Property Group L.P., 2.650%, 07/15/2030	1,888,617	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	501,637	0.0
1,000,000		Simon Property Group L.P., 3.500%, 09/01/2025	1,009,677	0.1
500,000		Simon Property Group L.P., 3.800%, 07/15/2050	495,330	0.0
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	511,872	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

750,000	(2),(3)	State Street Corp., 1.746%, 02/06/2026	723,027	0.0
750,000		State Street Corp., 2.200%, 03/03/2031	678,143	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,513,517	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	509,132	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	485,811	0.0
750,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	754,618	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	502,121	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	497,851	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	499,815	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	497,142	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	304,416	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	255,287	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	480,862	0.0
750,000	(2)	Toronto-Dominion Bank/The, 1.950%, 01/12/2027	711,178	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,012,435	0.1
1,500,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	1,219,737	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	775,084	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	503,323	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	1,007,070	0.1
500,000		Truist Bank, 3.300%, 05/15/2026	504,288	0.0
500,000		Truist Bank, 3.625%, 09/16/2025	506,480	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	410,063	0.0
1,000,000	(2)	Truist Financial Corp., 1.125%, 08/03/2027	899,709	0.0
500,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	463,681	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	749,923	0.0
2,000,000		US Bancorp, 1.375%, 07/22/2030	1,733,532	0.1
500,000	(3)	US Bancorp, 2.215%, 01/27/2028	478,164	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	752,773	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	756,123	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	250,901	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	505,861	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	512,013	0.0
1,000,000		Visa, Inc., 2.050%, 04/15/2030	934,368	0.0
1,000,000		Visa, Inc., 2.700%, 04/15/2040	911,404	0.0
750,000		Visa, Inc., 2.750%, 09/15/2027	748,540	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	506,113	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	562,744	0.0
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	483,982	0.0
2,000,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	1,930,629	0.1
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	951,534	0.0
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	987,153	0.0
3,000,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,706,526	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	999,645	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	519,823	0.0
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,107,930	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,174,294	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	985,141	0.0
500,000		Welltower, Inc., 2.800%, 06/01/2031	466,831	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	508,188	0.0
500,000	(2)	Western Union Co/The, 1.350%, 03/15/2026	461,485	0.0
1,000,000	(2)	Westpac Banking Corp., 2.750%, 01/11/2023	1,006,565	0.1
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	755,193	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	478,648	0.0
			275,877,913	8.7

		Industrial: 2.3%
750,000		3M Co., 2.250%, 09/19/2026	730,082	0.0
1,000,000	(2)	3M Co., 2.875%, 10/15/2027	985,577	0.0
100,000	(2)	3M Co., 3.000%, 08/07/2025	100,453	0.0
200,000		3M Co., 3.875%, 06/15/2044	203,168	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,065,476	0.1
500,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	452,341	0.0
1,000,000		Boeing Co/The, 2.196%, 02/04/2026	946,533	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	479,160	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	443,086	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	467,272	0.0
1,000,000		Boeing Co/The, 5.040%, 05/01/2027	1,054,761	0.1
3,000,000		Boeing Co/The, 5.150%, 05/01/2030	3,203,992	0.1
1,000,000		Boeing Co/The, 5.705%, 05/01/2040	1,120,352	0.1
500,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	444,050	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	503,922	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,000,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	950,383	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	541,458	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	549,355	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	461,223	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	1,001,827	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	824,486	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	849,753	0.0
500,000	(2)	Caterpillar Financial Services Corp., 1.700%, 01/08/2027	471,605	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	196,376	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	302,011	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	512,592	0.0
500,000		Caterpillar, Inc., 1.900%, 03/12/2031	457,326	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,035,977	0.1
1,000,000		Caterpillar, Inc., 4.300%, 05/15/2044	1,093,406	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	519,569	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	516,687	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,062,618	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	525,619	0.0
2,000,000		Emerson Electric Co., 1.950%, 10/15/2030	1,812,764	0.1
750,000		FedEx Corp., 2.400%, 05/15/2031	685,686	0.0
500,000		FedEx Corp., 3.250%, 05/15/2041	448,964	0.0
1,000,000		FedEx Corp., 3.400%, 02/15/2028	1,003,714	0.0
200,000		FedEx Corp., 3.875%, 08/01/2042	192,090	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	534,911	0.0
500,000		GATX Corp., 1.900%, 06/01/2031	427,037	0.0
1,000,000		GE Capital Funding LLC, 4.550%, 05/15/2032	1,076,027	0.1
3,134,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	3,371,996	0.1
500,000		General Dynamics Corp., 2.250%, 11/15/2022	501,129	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	500,125	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,811,237	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	508,432	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	514,376	0.0
500,000		Jabil, Inc., 1.700%, 04/15/2026	463,577	0.0
500,000		John Deere Capital Corp., 1.500%, 03/06/2028	462,170	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,009,182	0.1
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	986,576	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	508,136	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,028,702	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	378,097	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	269,122	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	27,465	0.0
1,500,000		Lockheed Martin Corp., 2.800%, 06/15/2050	1,317,129	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,024,840	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,265,297	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	553,006	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	583,035	0.0
500,000		Masco Corp., 1.500%, 02/15/2028	440,953	0.0
500,000		Masco Corp., 2.000%, 02/15/2031	434,459	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,259,383	0.1
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,015,421	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	396,416	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	752,330	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	499,075	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,055,480	0.1
500,000	(2)	Otis Worldwide Corp., 2.293%, 04/05/2027	471,794	0.0
500,000		Otis Worldwide Corp., 3.112%, 02/15/2040	441,249	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	202,724	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	255,664	0.0
500,000		Raytheon Technologies Corp., 3.030%, 03/15/2052	439,370	0.0
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	514,174	0.0
1,000,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,088,148	0.1
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	553,344	0.0
1,000,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	1,134,429	0.1
500,000		Republic Services, Inc., 2.300%, 03/01/2030	461,322	0.0
500,000		Ryder System, Inc., 1.750%, 09/01/2026	466,120	0.0
500,000		Ryder System, Inc., 2.900%, 12/01/2026	485,718	0.0
500,000	(2)	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	461,572	0.0
252,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	235,145	0.0
250,000		Teledyne Technologies, Inc., 2.750%, 04/01/2031	232,082	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

500,000		Textron, Inc., 2.450%, 03/15/2031	453,459	0.0
500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	508,784	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	535,334	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	270,099	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	502,677	0.0
500,000	(2)	Union Pacific Corp., 2.750%, 03/01/2026	497,453	0.0
750,000		Union Pacific Corp., 2.950%, 03/10/2052	666,651	0.0
500,000		Union Pacific Corp., 2.973%, 09/16/2062	425,165	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	246,887	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	254,129	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	256,302	0.0
750,000		Union Pacific Corp., 3.799%, 04/06/2071	748,030	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,005,263	0.1
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,010,610	0.1
1,000,000		Vulcan Materials Co., 3.500%, 06/01/2030	993,197	0.0
1,000,000	(2)	Waste Management, Inc., 1.150%, 03/15/2028	895,587	0.0
750,000		Waste Management, Inc., 1.500%, 03/15/2031	646,488	0.0
500,000		Waste Management, Inc., 2.500%, 11/15/2050	404,472	0.0
			71,954,277	2.3

		Technology: 1.8%
500,000		Adobe, Inc., 2.150%, 02/01/2027	485,753	0.0
750,000		Apple, Inc., 1.200%, 02/08/2028	683,769	0.0
1,000,000		Apple, Inc., 1.650%, 05/11/2030	907,675	0.0
750,000		Apple, Inc., 2.375%, 02/08/2041	654,966	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,006,469	0.1
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,005,942	0.1
1,000,000		Apple, Inc., 2.650%, 05/11/2050	873,716	0.0
750,000		Apple, Inc., 2.650%, 02/08/2051	649,048	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	759,390	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,016,151	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,019,361	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,022,266	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	510,993	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	498,117	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,054,837	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	453,389	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	568,635	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	514,191	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	256,852	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,008,251	0.1
1,052,000		Broadcom, Inc., 4.110%, 09/15/2028	1,066,763	0.1
106,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	109,257	0.0
400,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	433,665	0.0
99,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	145,181	0.0
500,000		Fidelity National Information Services, Inc., 1.150%, 03/01/2026	459,521	0.0
500,000		Fidelity National Information Services, Inc., 1.650%, 03/01/2028	448,314	0.0
500,000	(2)	Fidelity National Information Services, Inc., 2.250%, 03/01/2031	442,918	0.0
1,000,000	(2)	Fiserv, Inc., 2.250%, 06/01/2027	946,072	0.0
2,000,000	(2)	Fiserv, Inc., 2.650%, 06/01/2030	1,848,803	0.1
1,000,000		Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	971,191	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	505,144	0.0
1,000,000		HP, Inc., 2.200%, 06/17/2025	965,575	0.0
500,000		HP, Inc., 3.400%, 06/17/2030	479,893	0.0
1,000,000		Intel Corp., 2.450%, 11/15/2029	954,548	0.0
1,000,000	(2)	Intel Corp., 3.150%, 05/11/2027	1,009,708	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	463,265	0.0
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,803,830	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	272,864	0.0
3,000,000	(2)	International Business Machines Corp., 1.950%, 05/15/2030	2,733,498	0.1
1,000,000		International Business Machines Corp., 2.850%, 05/15/2040	889,084	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,013,951	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,017,392	0.1
400,000		Lam Research Corp., 3.800%, 03/15/2025	409,589	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	786,990	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,004,266	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	992,670	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

2,250,000		Microsoft Corp., 2.525%, 06/01/2050	1,949,330	0.1
87,000		Microsoft Corp., 2.675%, 06/01/2060	75,312	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	506,554	0.0
1,000,000		Microsoft Corp., 2.921%, 03/17/2052	941,193	0.0
413,000		Microsoft Corp., 3.041%, 03/17/2062	387,127	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	509,057	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,540,342	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	262,370	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	770,574	0.0
1,000,000		NVIDIA Corp., 2.850%, 04/01/2030	985,104	0.0
1,000,000		NVIDIA Corp., 3.500%, 04/01/2040	1,009,607	0.1
500,000	(2)	NVIDIA Corp., 3.500%, 04/01/2050	506,894	0.0
750,000		Oracle Corp., 1.650%, 03/25/2026	700,356	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	501,583	0.0
500,000		Oracle Corp., 2.875%, 03/25/2031	456,669	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	994,833	0.0
750,000		Oracle Corp., 2.950%, 05/15/2025	742,070	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	972,866	0.0
500,000		Oracle Corp., 3.400%, 07/08/2024	503,910	0.0
500,000		Oracle Corp., 3.650%, 03/25/2041	438,057	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	369,007	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	706,772	0.0
500,000		Oracle Corp., 3.950%, 03/25/2051	438,708	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	675,549	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	177,982	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,587,800	0.1
500,000		QUALCOMM, Inc., 2.150%, 05/20/2030	465,680	0.0
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	501,305	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	950,046	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	407,563	0.0
			58,157,943	1.8

		Utilities: 2.2%
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	256,713	0.0
500,000		Appalachian Power Co., 3.700%, 05/01/2050	468,201	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	507,069	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	759,727	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	734,730	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	401,930	0.0
1,000,000		Arizona Public Service Co., 3.350%, 05/15/2050	874,047	0.0
500,000		Atlantic City Electric Co., 2.300%, 03/15/2031	462,235	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	514,643	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	528,733	0.0
1,000,000	(2)	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,005,836	0.1
500,000		Baltimore Gas and Electric Co., 3.500%, 08/15/2046	485,506	0.0
1,000,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,235,071	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	744,239	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	717,539	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	253,382	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	277,431	0.0
500,000		Commonwealth Edison Co., 3.125%, 03/15/2051	455,314	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	207,586	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	526,247	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	526,558	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	437,098	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	524,648	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	296,476	0.0
750,000		Dominion Energy, Inc., 1.450%, 04/15/2026	698,373	0.0
750,000		Dominion Energy, Inc., 3.300%, 04/15/2041	682,659	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	266,039	0.0
1,000,000		DTE Energy Co., 1.050%, 06/01/2025	936,579	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	502,591	0.0
750,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	704,667	0.0
750,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	730,735	0.0
1,000,000	(2)	Duke Energy Corp., 2.450%, 06/01/2030	922,646	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	473,425	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	506,540	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

500,000		Duke Energy Corp., 4.800%, 12/15/2045	537,025	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,022,554	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	155,082	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	786,759	0.0
134,000		Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	135,334	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	509,342	0.0
500,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	468,221	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	405,467	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	408,526	0.0
500,000		Entergy Corp., 2.400%, 06/15/2031	449,583	0.0
1,000,000		Entergy Corp., 2.800%, 06/15/2030	938,713	0.0
500,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	454,153	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	519,276	0.0
500,000		Essential Utilities, Inc., 2.400%, 05/01/2031	455,295	0.0
1,000,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,015,614	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	511,751	0.0
1,000,000		Exelon Corp., 4.950%, 06/15/2035	1,077,976	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	836,162	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	506,645	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	762,357	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,577,791	0.1
500,000	(2)	Georgia Power Co., 3.250%, 03/15/2051	435,223	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	530,756	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,010,403	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	1,001,967	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	252,141	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	606,701	0.0
1,000,000		Kentucky Utilities Co., 3.300%, 06/01/2050	908,752	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	2,812,817	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	500,393	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	521,745	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,010,645	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	288,138	0.0
500,000		National Fuel Gas Co., 2.950%, 03/01/2031	455,736	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,041,424	0.1
500,000		National Fuel Gas Co., 5.500%, 01/15/2026	530,033	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,008,925	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	522,283	0.0
250,000		Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	241,948	0.0
250,000		Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	263,775	0.0
1,500,000		Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,350,333	0.1
1,500,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,295,982	0.1
500,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	452,995	0.0
1,500,000		Pacific Gas and Electric Co., 3.300%, 08/01/2040	1,230,902	0.1
1,500,000		Pacific Gas and Electric Co., 3.500%, 08/01/2050	1,211,863	0.1
500,000		Pacific Gas and Electric Co., 4.200%, 06/01/2041	435,770	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,045,973	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	781,984	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	253,305	0.0
500,000		Public Service Co. of Colorado, 1.900%, 01/15/2031	445,814	0.0
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,021,812	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	531,157	0.0
1,000,000		Public Service Electric and Gas Co., 2.375%, 05/15/2023	1,001,522	0.1
750,000		Public Service Electric and Gas Co., 3.800%, 01/01/2043	755,250	0.0
250,000		Public Service Electric and Gas Co., 4.000%, 06/01/2044	252,900	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	737,543	0.0
1,064,632		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,096,961	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	471,241	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	723,540	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	520,287	0.0
500,000		Southern California Gas Co., 4.300%, 01/15/2049	538,935	0.0
1,000,000		Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	856,615	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,009,366	0.1
500,000		Southern Co/The, 1.750%, 03/15/2028	450,601	0.0
500,000		Southern Power Co., 4.150%, 12/01/2025	514,177	0.0
500,000		Tampa Electric Co., 2.400%, 03/15/2031	461,873	0.0
250,000		Tampa Electric Co., 3.450%, 03/15/2051	233,847	0.0
250,000		Union Electric Co., 3.500%, 04/15/2024	254,017	0.0
300,000		Union Electric Co., 3.900%, 09/15/2042	298,072	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

250,000		Virginia Electric and Power Co., 2.950%, 11/15/2051	220,196	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/2044	537,266	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/2037	1,879,905	0.1
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/2044	252,098	0.0
500,000		Wisconsin Power and Light Co., 4.100%, 10/15/2044	488,193	0.0
			71,714,939	2.2

	Total Corporate Bonds/Notes
	(Cost $846,155,723)		838,917,050	26.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
548,597		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	540,352	0.0
391,861		Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	436,588	0.0

	Total Collateralized Mortgage Obligations
	(Cost $982,308)		976,940	0.0

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/2039	6,435,198	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/2032	4,439,749	0.1

		New Jersey: 0.2%
3,425,000		New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,864,760	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,804,767	0.1
			7,669,527	0.2

		New York: 0.2%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,496,961	0.2

		Washington: 0.2%
3,900,000		State of Washington, 5.140%, 08/01/2040	4,615,732	0.2

	Total Municipal Bonds
	(Cost $22,739,410)		27,657,167	0.9

U.S. TREASURY OBLIGATIONS: 45.7%
		U.S. Treasury Bonds: 10.6%
160,000		1.250%,05/15/2050	119,538	0.0
215,300		1.625%,11/15/2050	176,697	0.0
83,232,000	(2)	1.875%,02/15/2032	79,941,735	2.5
126,082,900	(2)	1.875%,11/15/2051	110,637,745	3.5
10,159,000		2.250%,08/15/2046	9,512,157	0.3
42,263,200	(2)	2.375%,02/15/2042	40,777,384	1.3
7,000,000		2.500%,02/15/2046	6,860,410	0.2
9,072,000		2.500%,05/15/2046	8,897,825	0.3
9,022,000		3.000%,11/15/2044	9,571,426	0.3
10,042,000		3.000%,11/15/2045	10,720,423	0.3
26,600		3.000%,02/15/2049	29,267	0.0
5,686,000		3.125%,08/15/2044	6,153,540	0.2
13,888,000		3.625%,08/15/2043	16,127,440	0.5
14,092,000		3.625%,02/15/2044	16,404,244	0.5
9,251,000		3.750%,11/15/2043	10,951,052	0.4
7,845,000		3.875%,08/15/2040	9,377,227	0.3
830,000		6.000%,02/15/2026	937,933	0.0
			337,196,043	10.6

		U.S. Treasury Notes: 35.1%
10,000,000		0.125%,01/31/2023	9,882,050	0.3
3,996,000	(2)	0.125%,03/31/2023	3,933,913	0.1
44,030,000		0.125%,05/31/2023	43,139,941	1.4
97,000		0.125%,10/15/2023	94,031	0.0
18,505,000		0.250%,06/15/2024	17,652,758	0.6
18,549,700		0.375%,01/31/2026	17,094,346	0.5
5,511,000		0.375%,09/30/2027	4,921,151	0.2
13,405,700		0.500%,11/30/2023	13,032,069	0.4
14,263,700	(2)	0.875%,01/31/2024	13,902,650	0.4
1,867,100		1.125%,02/15/2031	1,686,371	0.1
18,424,200		1.250%,11/30/2026	17,434,259	0.6
8,342,100		1.250%,09/30/2028	7,742,837	0.2
170,000		1.250%,08/15/2031	154,581	0.0
7,000,000		1.375%,08/31/2023	6,932,324	0.2
5,000,000		1.375%,09/30/2023	4,945,801	0.2
10,000,000		1.500%,02/28/2023	9,987,170	0.3
10,000,000		1.500%,03/31/2023	9,977,054	0.3
11,322,000	(2)	1.500%,02/29/2024	11,157,919	0.4
456,000		1.500%,10/31/2024	444,974	0.0
57,972,900	(2)	1.500%,01/31/2027	55,409,411	1.7
38,163,700		1.500%,11/30/2028	35,953,634	1.1
2,976,000		1.625%,08/15/2022	2,984,426	0.1
6,480,000		1.625%,04/30/2023	6,468,701	0.2
10,184,000		1.625%,05/31/2023	10,153,567	0.3
4,046,000		1.625%,10/31/2023	4,012,889	0.1
24,847,000		1.625%,02/15/2026	24,024,428	0.8
168,000		1.750%,07/15/2022	168,514	0.0
18,000,000	(2)	1.750%,09/30/2022	18,062,322	0.6
69,000		1.750%,01/31/2023	69,121	0.0
256,862,000	(2)	1.750%,03/15/2025	251,443,817	7.9
3,003,000		1.875%,08/31/2022	3,014,793	0.1
10,000		1.875%,06/30/2026	9,749	0.0
19,196,000	(2)	1.875%,02/28/2027	18,684,607	0.6
35,673,000	(2)	1.875%,02/28/2029	34,443,954	1.1
4,000,000		2.000%,07/31/2022	4,016,317	0.1
17,133,000		2.000%,11/15/2026	16,762,231	0.5
10,105,000		2.125%,06/30/2022	10,143,810	0.3
5,000,000		2.125%,11/30/2023	4,994,043	0.2
3,011,000		2.250%,12/31/2023	3,011,176	0.1
128,253,000		2.250%,03/31/2024	128,085,169	4.0
19,000		2.250%,04/30/2024	18,953	0.0
6,457,000		2.250%,11/15/2024	6,418,157	0.2
373,000		2.375%,04/30/2026	370,895	0.0
103,614,000		2.375%,03/31/2029	103,322,586	3.2
68,000		2.375%,05/15/2029	67,822	0.0
9,874,000		2.500%,05/15/2024	9,896,949	0.3
160,479,000		2.500%,03/31/2027	160,842,584	5.0
6,569,500		2.750%,11/15/2023	6,626,085	0.2
7,052,000		2.750%,02/15/2024	7,107,782	0.2
			1,120,704,691	35.1

	Total U.S. Treasury Obligations
	(Cost $1,475,234,536)		1,457,900,734	45.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.1%
		Federal Home Loan Mortgage Corporation: 3.3%(4)
643,074		2.348%, (US0012M + 1.900%),02/01/2042	647,070	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

3,391,344	3.000%,04/01/2045	3,374,842	0.1
3,026,522	3.000%,04/01/2045	3,011,799	0.1
12,070,895	3.000%,05/01/2045	12,012,214	0.4
5,739,730	3.000%,11/01/2046	5,702,272	0.2
6,156,400	3.000%,11/01/2047	6,124,449	0.2
691,039	3.500%,01/01/2042	705,545	0.0
125,120	3.500%,01/01/2042	127,765	0.0
2,732,175	3.500%,08/01/2042	2,795,531	0.1
11,243,008	3.500%,04/01/2043	11,504,042	0.4
12,123,965	3.500%,02/01/2044	12,308,027	0.4
4,363,119	3.500%,12/01/2046	4,437,342	0.2
2,498,562	3.500%,12/01/2047	2,535,733	0.1
12,954,829	3.500%,03/01/2048	13,147,423	0.4
240,517	4.000%,01/01/2025	247,508	0.0
49,501	4.000%,08/01/2040	51,850	0.0
665,650	4.000%,04/01/2041	697,215	0.0
702,947	4.000%,05/01/2041	736,251	0.1
34,273	4.000%,08/01/2041	35,898	0.0
73,913	4.000%,12/01/2041	77,237	0.0
158,027	4.000%,01/01/2042	161,637	0.0
1,350,714	4.000%,03/01/2042	1,414,901	0.1
43,906	4.000%,12/01/2042	45,922	0.0
694,627	4.000%,02/01/2044	725,117	0.0
251,045	4.000%,07/01/2045	261,723	0.0
253,179	4.000%,09/01/2045	263,122	0.0
233,529	4.000%,09/01/2045	243,204	0.0
204,603	4.000%,09/01/2045	213,761	0.0
4,463,411	4.000%,11/01/2045	4,631,144	0.2
623,369	4.000%,05/01/2046	648,607	0.0
157,202	4.000%,11/01/2047	161,611	0.0
258,319	4.000%,03/01/2048	266,360	0.0
523	4.500%,04/01/2023	536	0.0
31,939	4.500%,03/01/2039	34,039	0.0
86,276	4.500%,08/01/2039	91,950	0.0
106,531	4.500%,09/01/2039	113,504	0.0
238,973	4.500%,09/01/2039	254,689	0.0
163,526	4.500%,09/01/2039	174,235	0.0
205,518	4.500%,10/01/2039	218,976	0.0
301,342	4.500%,12/01/2039	318,867	0.0
90,684	4.500%,03/01/2040	96,335	0.0
229,839	4.500%,04/01/2040	244,887	0.0
43,382	4.500%,06/01/2040	46,225	0.0
188,700	4.500%,07/01/2040	201,047	0.0
252,309	4.500%,07/01/2040	268,836	0.0
187,920	4.500%,08/01/2040	200,232	0.0
71,577	4.500%,08/01/2040	76,267	0.0
212,239	4.500%,03/01/2041	226,143	0.0
82,674	4.500%,03/01/2041	88,088	0.0
106,435	4.500%,04/01/2041	113,405	0.0
321,186	4.500%,06/01/2041	342,215	0.0
237,295	4.500%,07/01/2041	252,899	0.0
968,443	4.500%,08/01/2041	1,019,079	0.1
25,463	4.500%,08/01/2041	26,442	0.0
859,307	4.500%,07/01/2048	896,073	0.1
13,553	5.000%,03/01/2034	14,649	0.0
60,232	5.000%,12/01/2034	65,299	0.0
72,626	5.000%,08/01/2035	78,725	0.0
200,751	5.000%,08/01/2035	217,470	0.0
77,680	5.000%,10/01/2035	83,243	0.0
60,616	5.000%,10/01/2035	65,684	0.0
56,316	5.000%,10/01/2035	61,039	0.0
153,340	5.000%,12/01/2035	166,135	0.0
24,066	5.000%,04/01/2036	26,014	0.0
65,351	5.000%,11/01/2036	70,788	0.0
47,470	5.000%,02/01/2037	51,451	0.0
36,430	5.000%,05/01/2037	39,482	0.0
575,997	5.000%,10/01/2037	622,236	0.0
325,059	5.000%,03/01/2038	352,344	0.0
305,311	5.000%,03/01/2038	330,864	0.0
104,075	5.000%,03/01/2038	112,736	0.0
102,227	5.000%,04/01/2038	110,802	0.0
9,833	5.000%,10/01/2038	10,652	0.0
33,111	5.000%,06/01/2040	35,895	0.0
94,301	5.000%,08/01/2040	102,119	0.0
208,285	5.000%,04/01/2041	225,726	0.0
48,376	5.490%,02/01/2037	51,499	0.0
13,274	5.500%,12/01/2024	13,456	0.0
47,326	5.500%,09/01/2034	51,918	0.0
65,391	5.500%,01/01/2035	71,510	0.0
544,873	5.500%,09/01/2035	597,775	0.0
28,163	5.500%,09/01/2035	30,897	0.0
461,146	5.500%,10/01/2035	503,783	0.0
46,023	5.500%,03/01/2036	50,465	0.0
173,025	5.500%,03/01/2036	189,676	0.0
24,490	5.500%,05/01/2036	26,878	0.0
146,716	5.500%,06/01/2036	160,956	0.0
51,954	5.500%,07/01/2036	56,951	0.0
2,503	5.500%,07/01/2036	2,746	0.0
9,681	5.500%,07/01/2036	10,616	0.0
9,812	5.500%,10/01/2036	10,762	0.0
59,624	5.500%,11/01/2036	65,105	0.0
48,176	5.500%,12/01/2036	52,934	0.0
3,684	5.500%,12/01/2036	3,922	0.0
33,970	5.500%,12/01/2036	37,275	0.0
45,835	5.500%,02/01/2037	50,448	0.0
5,593	5.500%,02/01/2037	5,979	0.0
17,040	5.500%,05/01/2037	18,758	0.0
1,937	5.500%,06/01/2037	2,135	0.0
22,147	5.500%,12/01/2037	24,284	0.0
12,874	5.500%,03/01/2038	14,190	0.0
3,830	5.500%,06/01/2038	4,229	0.0
6,964	5.500%,06/01/2038	7,693	0.0
5,516	5.500%,08/01/2038	5,884	0.0
789	5.500%,10/01/2038	840	0.0
509,878	5.500%,11/01/2038	553,527	0.0
7,331	5.500%,12/01/2038	8,092	0.0
9,445	5.500%,12/01/2038	10,426	0.0
10,779	5.500%,12/01/2038	11,902	0.0
74,530	5.500%,01/01/2039	82,269	0.0
12,865	5.500%,01/01/2039	14,201	0.0
33,863	5.500%,01/01/2040	37,060	0.0
47,614	5.500%,01/01/2040	52,554	0.0
45,464	5.500%,03/01/2040	50,210	0.0
104,778	5.500%,01/01/2041	111,591	0.0
53,737	5.750%,05/01/2037	57,332	0.0
52,776	5.800%,07/01/2037	56,144	0.0
38,768	5.800%,08/01/2037	41,385	0.0
70,097	5.800%,09/01/2037	74,828	0.0
36,038	5.800%,09/01/2037	38,471	0.0
2,880	6.000%,04/01/2028	3,133	0.0
28,818	6.000%,07/01/2028	30,791	0.0
5,432	6.000%,04/01/2036	6,076	0.0
91	6.000%,04/01/2036	97	0.0
1,808	6.000%,04/01/2036	2,005	0.0
19,107	6.000%,06/01/2036	21,369	0.0
6,686	6.000%,07/01/2036	7,480	0.0
39,175	6.000%,08/01/2036	43,438	0.0
6,416	6.000%,08/01/2036	7,178	0.0
2,076	6.000%,08/01/2036	2,219	0.0
35,469	6.000%,01/01/2037	39,492	0.0
30,799	6.000%,02/01/2037	34,457	0.0
1,833	6.000%,04/01/2037	2,051	0.0
1,162	6.000%,06/01/2037	1,294	0.0
10,650	6.000%,06/01/2037	11,824	0.0
164	6.000%,07/01/2037	182	0.0
4,756	6.000%,07/01/2037	5,321	0.0
141,613	6.000%,08/01/2037	154,577	0.0
2,396	6.000%,08/01/2037	2,656	0.0
9,119	6.000%,08/01/2037	9,902	0.0
4,873	6.000%,08/01/2037	5,452	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,513		6.000%,08/01/2037	1,692	0.0
2,635		6.000%,09/01/2037	2,823	0.0
4,045		6.000%,09/01/2037	4,526	0.0
2,025		6.000%,09/01/2037	2,265	0.0
6,744		6.000%,10/01/2037	7,545	0.0
8,376		6.000%,10/01/2037	9,372	0.0
18,093		6.000%,10/01/2037	19,365	0.0
4,078		6.000%,10/01/2037	4,359	0.0
1,132		6.000%,11/01/2037	1,210	0.0
25,480		6.000%,11/01/2037	28,493	0.0
2,067		6.000%,11/01/2037	2,312	0.0
55,369		6.000%,12/01/2037	61,820	0.0
6,963		6.000%,01/01/2038	7,464	0.0
12,771		6.000%,01/01/2038	14,288	0.0
1,712		6.000%,01/01/2038	1,908	0.0
2,329		6.000%,02/01/2038	2,493	0.0
7,432		6.000%,05/01/2038	7,951	0.0
1,004		6.000%,06/01/2038	1,123	0.0
10,121		6.000%,07/01/2038	10,859	0.0
29,546		6.000%,07/01/2038	32,701	0.0
10,366		6.000%,09/01/2038	11,088	0.0
5,916		6.000%,09/01/2038	6,619	0.0
691		6.000%,09/01/2038	773	0.0
264,018		6.000%,09/01/2038	293,346	0.0
6,046		6.000%,11/01/2038	6,482	0.0
133,556		6.000%,01/01/2039	147,399	0.0
134,109		6.000%,04/01/2039	148,659	0.0
32,734		6.000%,08/01/2039	35,460	0.0
30,739		6.000%,10/01/2039	33,880	0.0
14,944		6.000%,11/01/2039	16,686	0.0
27,358		6.000%,11/01/2039	29,259	0.0
1,335		6.000%,12/01/2039	1,487	0.0
42,925		6.000%,05/01/2040	48,025	0.0
54,898		6.150%,12/01/2037	58,850	0.0
19,019		6.150%,01/01/2038	20,385	0.0
78,381		6.150%,02/01/2038	84,026	0.0
840,000	(2)	6.250%,07/15/2032	1,116,313	0.1
7,531		6.500%,06/01/2036	8,563	0.0
1,418		6.500%,08/01/2036	1,525	0.0
658		6.500%,10/01/2036	708	0.0
27,432		6.500%,10/01/2036	30,998	0.0
12,119		6.500%,07/01/2037	13,100	0.0
4,593		6.500%,09/01/2037	4,965	0.0
2,339		6.500%,10/01/2037	2,585	0.0
2,745		6.500%,11/01/2037	2,964	0.0
3,193		6.500%,04/01/2038	3,541	0.0
10,792		6.500%,04/01/2038	12,032	0.0
1,479		6.500%,05/01/2038	1,590	0.0
251		6.500%,05/01/2038	270	0.0
2,010		6.500%,07/01/2038	2,161	0.0
1,234		6.500%,08/01/2038	1,344	0.0
202		6.500%,10/01/2038	218	0.0
5,795		6.500%,11/01/2038	6,420	0.0
5,435		6.500%,12/01/2038	5,845	0.0
374,549		6.500%,12/01/2038	402,794	0.0
53,533		6.500%,12/01/2038	57,555	0.0
6,829		6.500%,12/01/2038	7,342	0.0
2,790		6.500%,01/01/2039	3,088	0.0
			104,032,908	3.3

		Federal National Mortgage Association: 0.6%(4)
1,090,461		3.000%,09/01/2046	1,060,669	0.0
10,694,127		3.500%,11/01/2051	10,926,402	0.4
1,185,269		3.720%,10/01/2029	1,231,798	0.0
60,647		5.700%,07/01/2036	62,158	0.0
10,610		5.700%,07/01/2036	10,648	0.0
805,000	(2)	6.625%,11/15/2030	1,055,758	0.0
3,430,000		7.125%,01/15/2030	4,533,776	0.2
			18,881,209	0.6

		Government National Mortgage Association: 8.3%
18,725,028		2.000%,01/20/2051	17,890,556	0.6
12,987,981		2.000%,02/20/2051	12,408,512	0.4
9,075,000	(5)	2.000%,04/15/2052	8,634,012	0.3
3,454,473		2.500%,03/20/2051	3,356,086	0.1
6,876,460		2.500%,04/20/2051	6,680,612	0.2
5,276,454		2.500%,05/20/2051	5,126,175	0.2
14,503,934		2.500%,09/20/2051	14,090,849	0.4
32,694,000	(5)	2.500%,04/15/2052	31,711,903	1.0
3,268,669		3.000%,07/20/2045	3,259,656	0.1
2,974,578		3.000%,10/20/2051	2,980,259	0.1
3,280,765		3.000%,10/20/2051	3,251,653	0.1
6,806,738		3.000%,11/20/2051	6,819,744	0.2
86,480,000	(5)	3.000%,04/15/2052	85,476,697	2.7
11,485,217		3.500%,03/20/2047	11,897,209	0.4
4,573,226		3.500%,09/20/2047	4,622,537	0.2
1,950,131		3.500%,01/20/2048	1,988,839	0.1
12,720,275		3.500%,02/20/2048	12,972,782	0.4
12,626,719		3.500%,03/20/2048	12,877,360	0.4
2,685,231		4.000%,10/20/2043	2,831,184	0.1
1,290,893		4.000%,03/20/2046	1,338,437	0.0
2,257,004		4.000%,03/20/2046	2,322,998	0.1
471,705		4.500%,02/20/2041	506,561	0.0
143,311		4.500%,03/20/2041	152,674	0.0
545,951		4.500%,05/20/2041	581,621	0.0
626,592		4.500%,06/20/2041	667,560	0.0
1,201,666		4.500%,07/20/2041	1,280,180	0.0
524,270		4.500%,09/20/2041	559,017	0.0
1,520,570		4.500%,10/20/2041	1,621,164	0.1
2,010,075		4.500%,01/20/2050	2,081,906	0.1
6,663		5.000%,10/15/2037	7,359	0.0
2,096		5.000%,04/15/2038	2,292	0.0
34,776		5.000%,03/15/2039	38,387	0.0
49,784		5.000%,08/15/2039	54,989	0.0
507,892		5.000%,09/15/2039	560,639	0.0
382,667		5.000%,09/15/2039	421,788	0.0
328,219		5.000%,02/15/2040	360,027	0.0
234,276		5.000%,04/15/2040	255,598	0.0
564,351		5.000%,06/15/2040	617,095	0.0
19,533		5.000%,07/15/2040	21,426	0.0
179,232		5.000%,04/15/2042	193,853	0.0
335,971		5.000%,04/20/2042	369,216	0.0
298,829		5.000%,06/20/2048	313,549	0.0
17,066		5.500%,07/20/2038	18,489	0.0
228,008		5.500%,09/20/2039	253,142	0.0
16,930		5.500%,10/20/2039	18,770	0.0
9,946		5.500%,11/20/2039	11,240	0.0
388,748		5.500%,11/20/2039	431,631	0.0
5,927		5.500%,12/20/2040	6,477	0.0
20,013		5.500%,01/20/2041	22,233	0.0
122,598		5.500%,03/20/2041	136,101	0.0
203,404		5.500%,04/20/2041	225,813	0.0
305,085		5.500%,05/20/2041	338,699	0.0
278,129		5.500%,06/20/2041	308,839	0.0
8,366		6.000%,10/15/2036	9,325	0.0
27,584		6.000%,08/15/2037	30,688	0.0
21,664		6.000%,11/15/2037	24,039	0.0
3,975		6.000%,12/15/2037	4,252	0.0
13,213		6.000%,01/15/2038	14,173	0.0
19,260		6.000%,01/15/2038	21,625	0.0
17,702		6.000%,02/15/2038	19,877	0.0
41,092		6.000%,02/15/2038	44,170	0.0
213		6.000%,02/15/2038	229	0.0
390		6.000%,04/15/2038	417	0.0
101,803		6.000%,05/15/2038	114,178	0.0
99,486		6.000%,05/15/2038	110,891	0.0
14,670		6.000%,07/15/2038	16,473	0.0
28,813		6.000%,09/15/2038	32,208	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

480,379		6.000%,08/20/2040	533,353	0.0
			265,952,293	8.3

		Other U.S. Agency Obligations: 1.2%
3,489,000		1.620%,09/04/2025	3,387,853	0.1
1,500,000		1.875%,08/15/2022	1,503,746	0.0
2,000,000		2.320%,01/26/2032	1,867,743	0.1
5,000,000		2.380%,03/16/2032	4,899,382	0.1
12,500,000		2.390%,11/01/2034	11,924,689	0.4
5,000,000		2.400%,09/21/2026	4,973,636	0.2
4,000,000		2.600%,04/05/2027	4,012,793	0.1
10,000		6.150%,01/15/2038	13,796	0.0
5,000,000		7.125%,05/01/2030	6,603,125	0.2
			39,186,763	1.2

		Uniform Mortgage-Backed Securities: 13.7%
29,800,000	(5)	2.000%,05/15/2037	28,879,809	0.9
944,757		2.000%,05/01/2051	878,954	0.0
7,489,529		2.000%,05/01/2051	6,978,249	0.2
9,736,545		2.000%,10/01/2051	9,052,745	0.3
17,241,587		2.000%,01/01/2052	16,047,165	0.5
14,952,937		2.000%,02/01/2052	13,917,022	0.4
12,662,059		2.000%,02/01/2052	11,798,933	0.4
5,988,604		2.000%,02/01/2052	5,577,069	0.2
10,734,399		2.000%,02/01/2052	10,000,793	0.3
2,993,085		2.000%,02/01/2052	2,788,145	0.1
6,959,198		2.000%,02/01/2052	6,482,687	0.2
4,000,000		2.000%,03/01/2052	3,719,173	0.1
3,000,000		2.000%,03/01/2052	2,792,168	0.1
61,400,000	(5)	2.000%,04/15/2052	57,003,664	1.8
2,496,986		2.500%,09/01/2027	2,474,820	0.1
3,241,446		2.500%,06/01/2030	3,211,093	0.1
2,339,458		2.500%,06/01/2030	2,317,553	0.1
1,454,428		2.500%,07/01/2030	1,440,798	0.1
9,951,122		2.500%,11/01/2051	9,529,944	0.3
9,954,901		2.500%,01/01/2052	9,533,528	0.3
3,992,033		2.500%,02/01/2052	3,839,201	0.1
5,294,527		2.500%,02/01/2052	5,077,068	0.2
4,000,000		2.500%,03/01/2052	3,830,760	0.1
3,000,000		2.500%,03/01/2052	2,876,788	0.1
11,417,397		2.500%,03/01/2052	10,934,341	0.4
78,961,000	(5)	2.500%,04/15/2052	75,339,898	2.4
646,478		3.000%,06/01/2026	651,876	0.0
3,559,854		3.000%,08/01/2030	3,598,037	0.1
1,379,284		3.000%,09/01/2030	1,394,090	0.1
12,242,318		3.000%,12/01/2042	12,229,563	0.4
5,115,397		3.000%,07/01/2043	5,107,479	0.2
2,316,653		3.000%,09/01/2043	2,313,796	0.1
3,119,071		3.000%,07/01/2046	3,101,756	0.1
1,070,071		3.000%,08/01/2046	1,064,145	0.0
12,135,042		3.000%,12/01/2046	12,068,105	0.4
4,950,277		3.000%,01/01/2052	4,888,288	0.2
1,817,686		3.500%,05/01/2029	1,866,005	0.1
531,867		3.500%,03/01/2041	541,579	0.0
564,572		3.500%,12/01/2041	575,108	0.0
960,741		3.500%,01/01/2042	980,347	0.0
2,139,972		3.500%,10/01/2042	2,183,490	0.1
5,467,764		3.500%,11/01/2042	5,563,881	0.2
2,740,062		3.500%,01/01/2046	2,792,167	0.1
2,039,619		3.500%,02/01/2046	2,078,423	0.1
4,173,545		3.500%,02/01/2046	4,252,928	0.1
4,435,651		3.500%,04/01/2046	4,518,749	0.2
2,196,573		3.500%,02/01/2052	2,212,215	0.1
8,400,000	(5)	3.500%,05/15/2052	8,389,404	0.3
546,844		4.000%,10/01/2040	563,783	0.0
85,248		4.000%,10/01/2040	89,198	0.0
5,407,312		4.000%,11/01/2040	5,658,356	0.2
564,028		4.000%,12/01/2040	590,408	0.0
816,569		4.000%,12/01/2040	854,563	0.0
1,086,594		4.000%,02/01/2041	1,137,368	0.0
167,824		4.000%,03/01/2041	175,598	0.0
173,800		4.000%,04/01/2041	181,094	0.0
119,237		4.000%,09/01/2041	124,491	0.0
640,812		4.000%,11/01/2041	669,094	0.0
130,301		4.000%,12/01/2041	135,603	0.0
451,696		4.000%,01/01/2042	472,779	0.0
236,982		4.000%,07/01/2042	246,296	0.0
1,004,115		4.000%,12/01/2042	1,049,627	0.0
1,408,434		4.000%,07/01/2043	1,470,784	0.1
670,759		4.000%,02/01/2044	698,330	0.0
979,775		4.000%,02/01/2044	1,017,674	0.0
126,377		4.000%,03/01/2044	129,199	0.0
453,026		4.000%,05/01/2045	471,410	0.0
3,805,201		4.000%,06/01/2045	3,972,853	0.1
429,830		4.000%,07/01/2045	441,202	0.0
1,161,617		4.000%,07/01/2045	1,212,853	0.1
1,459,114		4.000%,07/01/2045	1,515,453	0.1
1,067,244		4.000%,07/01/2045	1,113,068	0.0
1,400,378		4.000%,02/01/2046	1,462,000	0.1
2,350,197		4.000%,02/01/2048	2,415,297	0.1
150,029		4.000%,03/01/2048	153,649	0.0
471,518		4.000%,03/01/2048	484,601	0.0
679,321		4.500%,07/01/2026	700,539	0.0
3,065		4.500%,06/01/2034	3,240	0.0
9,411		4.500%,05/01/2035	9,978	0.0
1,004		4.500%,03/01/2038	1,063	0.0
1,061		4.500%,05/01/2038	1,111	0.0
6,022		4.500%,06/01/2038	6,403	0.0
8,177		4.500%,07/01/2038	8,484	0.0
12,963		4.500%,09/01/2038	13,448	0.0
223,748		4.500%,03/01/2039	237,002	0.0
11,388		4.500%,04/01/2039	12,120	0.0
8,957		4.500%,04/01/2039	9,534	0.0
249,245		4.500%,07/01/2039	264,590	0.0
598,167		4.500%,09/01/2039	633,457	0.0
557,192		4.500%,10/01/2039	589,389	0.0
173,860		4.500%,12/01/2039	184,579	0.0
130,294		4.500%,12/01/2039	138,684	0.0
152,264		4.500%,12/01/2039	162,070	0.0
111,632		4.500%,03/01/2040	118,824	0.0
124,033		4.500%,10/01/2040	131,644	0.0
141,263		4.500%,10/01/2040	150,420	0.0
149,274		4.500%,10/01/2040	158,829	0.0
184,461		4.500%,03/01/2041	196,304	0.0
107,723		4.500%,04/01/2041	111,723	0.0
1,500,451		4.500%,06/01/2041	1,597,408	0.1
101,187		4.500%,06/01/2041	107,456	0.0
115,763		4.500%,06/01/2041	123,228	0.0
1,890,686		4.500%,07/01/2041	1,999,966	0.1
50,970		4.500%,07/01/2041	54,222	0.0
81,567		4.500%,07/01/2041	86,172	0.0
102,652		4.500%,08/01/2041	109,275	0.0
721,100		4.500%,08/01/2041	765,007	0.0
583,180		4.500%,08/01/2041	617,695	0.0
170,694		5.000%,03/01/2027	174,220	0.0
55,817		5.000%,07/01/2033	60,384	0.0
47,288		5.000%,02/01/2034	49,824	0.0
10,033		5.000%,11/01/2034	10,830	0.0
1,040,762		5.000%,02/01/2035	1,126,819	0.0
181,808		5.000%,06/01/2035	196,664	0.0
12,473		5.000%,08/01/2035	13,397	0.0
159,886		5.000%,09/01/2035	173,043	0.0
121,143		5.000%,09/01/2035	131,094	0.0
39,883		5.000%,09/01/2035	43,164	0.0
15,417		5.000%,10/01/2035	16,685	0.0
256,638		5.000%,03/01/2036	277,816	0.0
203,415		5.000%,03/01/2036	220,154	0.0
2,122		5.000%,05/01/2036	2,297	0.0
204,250		5.000%,05/01/2036	221,057	0.0
33,633		5.000%,06/01/2036	36,392	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

27,359	5.000%,12/01/2036	29,451	0.0
357,323	5.000%,12/01/2036	386,839	0.0
81,065	5.000%,07/01/2037	87,757	0.0
45,175	5.000%,01/01/2038	48,910	0.0
270,367	5.000%,02/01/2038	292,691	0.0
125,598	5.000%,02/01/2038	135,962	0.0
267,077	5.000%,08/01/2038	289,144	0.0
51,935	5.000%,07/01/2040	55,094	0.0
101,968	5.000%,07/01/2040	109,813	0.0
4	5.500%,04/01/2022	4	0.0
16	5.500%,06/01/2022	16	0.0
924	5.500%,07/01/2022	926	0.0
60	5.500%,07/01/2022	60	0.0
176	5.500%,09/01/2022	177	0.0
2,161	5.500%,09/01/2022	2,169	0.0
544	5.500%,01/01/2023	548	0.0
46	5.500%,02/01/2023	46	0.0
199	5.500%,03/01/2023	200	0.0
189	5.500%,04/01/2023	191	0.0
1,890	5.500%,06/01/2023	1,900	0.0
4,956	5.500%,08/01/2023	5,024	0.0
615	5.500%,08/01/2023	623	0.0
370	5.500%,08/01/2023	375	0.0
2,211	5.500%,08/01/2023	2,244	0.0
3,954	5.500%,09/01/2023	4,015	0.0
265	5.500%,11/01/2023	266	0.0
2,814	5.500%,11/01/2023	2,848	0.0
348	5.500%,11/01/2023	355	0.0
19,224	5.500%,02/01/2024	19,549	0.0
580	5.500%,03/01/2024	584	0.0
3,051	5.500%,07/01/2024	3,115	0.0
801	5.500%,07/01/2024	806	0.0
19	5.500%,05/01/2025	19	0.0
5,207	5.500%,08/01/2025	5,246	0.0
1,162	5.500%,07/01/2027	1,236	0.0
268	5.500%,08/01/2027	285	0.0
64,487	5.500%,03/01/2034	70,565	0.0
50,004	5.500%,04/01/2034	54,110	0.0
24,003	5.500%,11/01/2034	26,301	0.0
24,294	5.500%,12/01/2034	26,625	0.0
296,938	5.500%,02/01/2035	325,342	0.0
42,788	5.500%,05/01/2035	46,907	0.0
39,755	5.500%,09/01/2035	43,532	0.0
161,591	5.500%,09/01/2035	172,028	0.0
54,316	5.500%,04/01/2036	58,830	0.0
32,399	5.500%,04/01/2036	35,477	0.0
10,334	5.500%,05/01/2036	11,318	0.0
29,540	5.500%,06/01/2036	32,075	0.0
143,246	5.500%,07/01/2036	156,997	0.0
77,774	5.500%,11/01/2036	85,198	0.0
232,946	5.500%,12/01/2036	255,715	0.0
116,420	5.500%,12/01/2036	127,582	0.0
37,397	5.500%,01/01/2037	40,984	0.0
32,365	5.500%,03/01/2037	35,542	0.0
365,221	5.500%,03/01/2037	401,667	0.0
165,027	5.500%,03/01/2037	181,117	0.0
145,934	5.500%,08/01/2037	159,922	0.0
626	5.500%,01/01/2038	691	0.0
470	5.500%,01/01/2038	518	0.0
1,702	5.500%,01/01/2038	1,877	0.0
4,723	5.500%,03/01/2038	5,206	0.0
5,436	5.500%,05/01/2038	5,923	0.0
21,753	5.500%,06/01/2038	23,988	0.0
535,378	5.500%,09/01/2038	586,972	0.0
149,016	5.500%,12/01/2038	164,349	0.0
37,789	5.500%,06/01/2039	41,697	0.0
36,754	5.500%,05/01/2040	39,123	0.0
225,256	5.500%,06/01/2040	239,598	0.0
4,060	6.000%,01/01/2034	4,343	0.0
32,060	6.000%,12/01/2034	35,653	0.0
16,240	6.000%,05/01/2035	17,356	0.0
14,420	6.000%,01/01/2036	15,402	0.0
29,790	6.000%,01/01/2036	31,836	0.0
9,062	6.000%,02/01/2036	10,103	0.0
17,708	6.000%,03/01/2036	19,750	0.0
12,893	6.000%,03/01/2036	14,194	0.0
5,581	6.000%,04/01/2036	6,228	0.0
2,626	6.000%,04/01/2036	2,805	0.0
47,335	6.000%,05/01/2036	52,813	0.0
177	6.000%,06/01/2036	196	0.0
11,671	6.000%,08/01/2036	13,034	0.0
1,594	6.000%,08/01/2036	1,703	0.0
27,792	6.000%,09/01/2036	31,018	0.0
39,017	6.000%,09/01/2036	42,160	0.0
10,251	6.000%,09/01/2036	11,443	0.0
8,084	6.000%,10/01/2036	8,743	0.0
315,159	6.000%,12/01/2036	350,187	0.0
87,217	6.000%,12/01/2036	93,236	0.0
6,981	6.000%,01/01/2037	7,458	0.0
5,188	6.000%,02/01/2037	5,576	0.0
4,942	6.000%,04/01/2037	5,279	0.0
48,323	6.000%,07/01/2037	54,024	0.0
699	6.000%,08/01/2037	753	0.0
1,423	6.000%,08/01/2037	1,581	0.0
13,326	6.000%,08/01/2037	14,872	0.0
7,076	6.000%,09/01/2037	7,902	0.0
8,031	6.000%,09/01/2037	8,614	0.0
226	6.000%,09/01/2037	252	0.0
1,134	6.000%,09/01/2037	1,234	0.0
2,980	6.000%,09/01/2037	3,266	0.0
881	6.000%,10/01/2037	957	0.0
2,044	6.000%,10/01/2037	2,199	0.0
1,399	6.000%,10/01/2037	1,517	0.0
167	6.000%,10/01/2037	186	0.0
7,781	6.000%,11/01/2037	8,315	0.0
25,984	6.000%,11/01/2037	29,007	0.0
8,498	6.000%,11/01/2037	9,239	0.0
6,340	6.000%,11/01/2037	6,772	0.0
1,043	6.000%,11/01/2037	1,123	0.0
1,022	6.000%,11/01/2037	1,092	0.0
29,063	6.000%,12/01/2037	32,440	0.0
19,136	6.000%,12/01/2037	21,367	0.0
4,205	6.000%,12/01/2037	4,570	0.0
10,995	6.000%,12/01/2037	12,285	0.0
4,334	6.000%,01/01/2038	4,630	0.0
3,792	6.000%,01/01/2038	4,049	0.0
59,184	6.000%,02/01/2038	64,347	0.0
714	6.000%,02/01/2038	762	0.0
65,829	6.000%,03/01/2038	70,315	0.0
2,943	6.000%,03/01/2038	3,158	0.0
169,650	6.000%,04/01/2038	187,993	0.0
9,101	6.000%,04/01/2038	9,954	0.0
13,534	6.000%,05/01/2038	15,102	0.0
19,446	6.000%,05/01/2038	20,930	0.0
1,030	6.000%,06/01/2038	1,100	0.0
23,627	6.000%,07/01/2038	25,358	0.0
8,124	6.000%,07/01/2038	8,719	0.0
1,636	6.000%,08/01/2038	1,819	0.0
795	6.000%,08/01/2038	850	0.0
6,377	6.000%,09/01/2038	6,809	0.0
11,533	6.000%,09/01/2038	12,329	0.0
33,096	6.000%,09/01/2038	35,533	0.0
16,336	6.000%,10/01/2038	17,949	0.0
37,758	6.000%,10/01/2038	41,942	0.0
28,698	6.000%,10/01/2038	31,454	0.0
358,634	6.000%,10/01/2039	400,886	0.0
11,713	6.000%,11/01/2039	12,559	0.0
479	6.500%,04/01/2030	515	0.0
53,256	6.500%,02/01/2034	57,203	0.0
6,583	6.500%,11/01/2034	7,310	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

9,969		6.500%,01/01/2036	10,821	0.0
17,632		6.500%,03/01/2036	19,729	0.0
30,376		6.500%,04/01/2036	32,830	0.0
543		6.500%,05/01/2036	583	0.0
3,917		6.500%,06/01/2036	4,207	0.0
780		6.500%,07/01/2036	855	0.0
12,592		6.500%,07/01/2036	13,668	0.0
30,463		6.500%,07/01/2036	32,730	0.0
30,161		6.500%,07/01/2036	32,495	0.0
4,873		6.500%,07/01/2036	5,236	0.0
1,548		6.500%,07/01/2036	1,705	0.0
542		6.500%,08/01/2036	586	0.0
63,749		6.500%,09/01/2036	69,389	0.0
7,556		6.500%,09/01/2036	8,122	0.0
784		6.500%,09/01/2036	857	0.0
13,121		6.500%,09/01/2036	14,248	0.0
788		6.500%,11/01/2036	852	0.0
2,118		6.500%,11/01/2036	2,301	0.0
1,438		6.500%,12/01/2036	1,573	0.0
12,241		6.500%,12/01/2036	13,146	0.0
77		6.500%,01/01/2037	83	0.0
29,114		6.500%,01/01/2037	31,285	0.0
19,305		6.500%,01/01/2037	20,745	0.0
12,147		6.500%,02/01/2037	13,059	0.0
15,605		6.500%,03/01/2037	16,764	0.0
8,770		6.500%,03/01/2037	9,438	0.0
3,792		6.500%,03/01/2037	4,127	0.0
10,829		6.500%,03/01/2037	11,641	0.0
293		6.500%,07/01/2037	321	0.0
1,414		6.500%,08/01/2037	1,519	0.0
3,466		6.500%,08/01/2037	3,745	0.0
227		6.500%,08/01/2037	244	0.0
1,004		6.500%,09/01/2037	1,090	0.0
99,995		6.500%,09/01/2037	107,501	0.0
678		6.500%,09/01/2037	743	0.0
9,245		6.500%,09/01/2037	10,061	0.0
252		6.500%,09/01/2037	279	0.0
3,830		6.500%,09/01/2037	4,185	0.0
62,324		6.500%,09/01/2037	68,983	0.0
361		6.500%,10/01/2037	388	0.0
1,352		6.500%,10/01/2037	1,493	0.0
7,091		6.500%,10/01/2037	7,621	0.0
2,191		6.500%,10/01/2037	2,392	0.0
19,053		6.500%,10/01/2037	21,286	0.0
66,395		6.500%,11/01/2037	71,362	0.0
1,419		6.500%,12/01/2037	1,524	0.0
7,089		6.500%,12/01/2037	7,850	0.0
1,325		6.500%,12/01/2037	1,423	0.0
2,063		6.500%,12/01/2037	2,218	0.0
57,071		6.500%,12/01/2037	61,327	0.0
1,231		6.500%,12/01/2037	1,323	0.0
7,135		6.500%,12/01/2037	7,672	0.0
497		6.500%,01/01/2038	534	0.0
13,100		6.500%,01/01/2038	14,119	0.0
41,681		6.500%,03/01/2038	46,152	0.0
28,724		6.500%,04/01/2038	31,797	0.0
2,116		6.500%,05/01/2038	2,274	0.0
34,588		6.500%,08/01/2038	37,294	0.0
29,896		6.500%,08/01/2038	32,513	0.0
21,640		6.500%,09/01/2038	23,349	0.0
8,479		6.500%,10/01/2038	9,112	0.0
2,114		6.500%,10/01/2038	2,359	0.0
127,643		6.500%,10/01/2038	141,561	0.0
11,610		6.500%,10/01/2038	12,467	0.0
16,530		6.500%,11/01/2038	18,262	0.0
28,055		6.500%,01/01/2039	30,703	0.0
769		6.500%,01/01/2039	829	0.0
5,011		6.500%,03/01/2039	5,381	0.0
5,032		6.500%,09/01/2039	5,407	0.0
			437,425,794	13.7

	Total U.S. Government Agency Obligations
	(Cost $877,821,708)		865,478,967	27.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.8%
2,500,000		Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,502,972	0.1
5,000,000		BANK 2021-BNK33 A5, 2.556%, 05/15/2064	4,698,115	0.2
800,000		BANK 2022-BNK39 A4, 2.928%, 02/15/2055	773,379	0.0
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,133,944	0.1
1,103,000		Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	1,124,735	0.0
5,000,000		Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	4,490,514	0.1
1,500,000	(3)	Benchmark 2021-B28 A5 Mortgage Trust, 2.224%, 08/15/2054	1,367,832	0.1
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,033,595	0.1
1,119,840	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,107,020	0.0
534,936	(3)	Ginnie Mae 2011-142 B, 3.374%, 02/16/2044	534,746	0.0
1,140,962		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	1,142,240	0.0
2,497,511		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	2,492,309	0.1
713,967		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	713,391	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,463,164	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,949,330	0.1
1,750,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,709,490	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,207,648	0.1
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.210%, 04/15/2048	939,359	0.0
5,000,000		Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	4,768,769	0.2
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/2035	964,549	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,032,827	0.0
2,012,679		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	1,995,000	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

529,000		Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	498,963	0.0
4,445,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	4,513,312	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $60,785,299)		57,157,203	1.8

SOVEREIGN BONDS: 1.6%
1,250,000	(2)	Chile Government International Bond, 2.450%, 01/31/2031	1,173,787	0.0
3,155,000		Colombia Government International Bond, 3.125%, 04/15/2031	2,675,440	0.1
1,950,000	(2)	Colombia Government International Bond, 7.375%, 09/18/2037	2,196,919	0.1
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	507,305	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,024,942	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,002,174	0.0
1,000,000		Indonesia Government International Bond, 1.850%, 03/12/2031	905,797	0.0
1,000,000		Indonesia Government International Bond, 4.350%, 01/11/2048	1,035,851	0.0
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,810,802	0.1
500,000		Korea International Bond, 4.125%, 06/10/2044	596,762	0.0
1,500,000		Mexico Government International Bond, 2.659%, 05/24/2031	1,369,800	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	4,934,575	0.2
1,000,000		Panama Government International Bond, 3.870%, 07/23/2060	878,510	0.0
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,070,220	0.2
4,000,000	(2)	Philippine Government International Bond, 6.375%, 01/15/2032	4,908,902	0.2
5,000,000		Province of Alberta Canada, 2.950%, 01/23/2024	5,047,127	0.2
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	2,948,756	0.1
3,000,000	(2)	Province of Ontario Canada, 1.050%, 04/14/2026	2,823,636	0.1
3,000,000		Province of Ontario Canada, 1.125%, 10/07/2030	2,651,322	0.1
2,400,000		Republic of Italy Government International Bond, 1.250%, 02/17/2026	2,216,220	0.1
1,000,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,021,030	0.0
3,000,000	(2)	Uruguay Government International Bond, 4.500%, 08/14/2024	3,093,780	0.1

	Total Sovereign Bonds
	(Cost $51,535,392)		49,893,657	1.6

SUPRANATIONAL BONDS: 0.4%
300,000	(2)	Asian Development Bank, 2.125%, 03/19/2025	296,398	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	2,975,691	0.1
750,000		European Investment Bank, 0.625%, 07/25/2025	704,045	0.0
3,000,000	(2)	European Investment Bank, 1.250%, 02/14/2031	2,715,651	0.1
1,500,000		Inter-American Development Bank, 0.250%, 11/15/2023	1,452,604	0.0
2,400,000		Inter-American Development Bank, 0.625%, 07/15/2025	2,251,299	0.1
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	3,000,568	0.1
1,000,000	(2)	Inter-American Development Bank, 3.200%, 08/07/2042	1,054,277	0.0

	Total Supranational Bonds
	(Cost $14,839,250)		14,450,533	0.4

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.6%
1,000,000		Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	998,375	0.1
243,234		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	243,092	0.0
1,050,000		AmeriCredit Automobile Receivables Trust 2021-2 A3, 0.340%, 12/18/2026	1,023,024	0.1
1,000,000		BMW Vehicle Lease Trust 2021-2 A3, 0.330%, 12/26/2024	975,171	0.0
200,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	201,299	0.0
1,150,000		Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,156,962	0.1
1,050,000		CarMax Auto Owner Trust 2021-3 A3, 0.550%, 06/15/2026	1,018,800	0.1
1,000,000		Drive Auto Receivables Trust 2021-2 A3, 0.350%, 03/17/2025	991,550	0.0
700,000		Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	689,756	0.0
1,050,000		Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,056,809	0.1
250,000		Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	236,502	0.0
1,000,000		GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	947,348	0.0
850,000		GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	820,033	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

726,430		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	727,851	0.0
800,000		Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	804,396	0.0
1,000,000		Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	952,598	0.0
1,000,000		Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	960,610	0.0
600,000		Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	602,754	0.0
1,000,000		Santander Drive Auto Receivables Trust 2021-2 A3, 0.340%, 02/18/2025	996,777	0.1
500,000		Santander Drive Auto Receivables Trust 2021-3 A3, 0.330%, 03/17/2025	497,422	0.0
135,488	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	135,550	0.0
600,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	600,684	0.0
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	349,391	0.0
550,000		Toyota Auto Receivables 2021-D A3 Owner Trust, 0.710%, 04/15/2026	529,445	0.0
1,000,000		Volkswagen Auto Loan Enhanced Trust 2021-1 A3, 1.020%, 06/22/2026	967,140	0.0
			18,483,339	0.6

		Credit Card Asset-Backed Securities: 0.1%
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,004,828	0.1
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	502,894	0.0
			1,507,722	0.1

		Other Asset-Backed Securities: 0.0%
1,000,000		Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	952,685	0.0

	Total Asset-Backed Securities
	(Cost $21,302,478)		20,943,746	0.7

	Total Long-Term Investments
	(Cost $3,371,396,104)		3,333,375,997	104.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.7%
		Commercial Paper: 6.5%
13,500,000		American Electric Power Co., 0.890%, 04/26/2022	13,491,459	0.4
15,000,000		American Electric Power Co., 0.980%, 05/04/2022	14,986,386	0.4
15,500,000		American Honda Finance Corp., 1.050%, 05/18/2022	15,478,589	0.5
8,000,000		AT&T, Inc., 0.650%, 04/12/2022	7,998,293	0.2
23,000,000		AT&T, Inc., 1.050%, 05/17/2022	22,969,041	0.7
1,900,000	(6)	Bank of Montreal, 0.220%, 04/18/2022	1,899,639	0.1
10,000,000		Basf SE, 0.900%, 06/02/2022	9,984,548	0.3
14,500,000		Basf SE, 1.790%, 09/13/2022	14,382,792	0.4
1,900,000	(6)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	1,896,802	0.1
1,975,000	(6)	Credit Suisse AG, 0.330%, 06/09/2022	1,971,978	0.1
15,000,000		Crown Point Capital Co. LLC, 0.430%, 04/18/2022	14,996,820	0.5
1,875,000	(6)	DNB Bank ASA, 0.220%, 05/03/2022	1,874,464	0.1
11,800,000		Duke Energy Corp., 0.940%, 05/03/2022	11,789,984	0.3
5,000,000		Enbridge (US) Inc., 0.910%, 04/18/2022	4,997,750	0.1
2,550,000		Enbridge (US) Inc., 1.470%, 06/27/2022	2,541,005	0.1
29,000,000		Fiserv, Inc., 0.560%, 04/05/2022	28,998,002	0.9
1,650,000	(6)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	1,649,170	0.1
1,400,000	(6)	LMA-Americas LLC, 0.270%, 05/04/2022	1,399,171	0.0
1,975,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	1,974,633	0.1
1,800,000	(6)	Mizuho Bank Ltd., 0.300%, 04/04/2022	1,799,933	0.1
1,075,000	(6)	Old Line Funding LLC, 0.250%, 04/27/2022	1,074,552	0.0
2,000,000	(6)	Santander UK PLC, 0.230%, 04/08/2022	1,999,850	0.1
1,350,000	(6)	Santander UK PLC, 0.290%, 05/03/2022	1,349,397	0.0
2,200,000	(6)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	2,199,925	0.1
1,325,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	1,324,905	0.0
23,500,000		Verizon Communications, Inc., 1.000%, 05/09/2022	23,474,847	0.7
3,000,000		Waste Management, Inc., 0.540%, 04/05/2022	2,999,778	0.1

	Total Commercial Paper
	(Cost $211,524,046)		211,503,713	6.5

		Floating Rate Notes: 4.3%
1,500,000	(6)	ANZ Bank, 0.380%, 07/13/2022	1,499,312	0.0
275,000	(6)	ANZ Bank, 0.400%, 07/14/2022	274,888	0.0
3,200,000	(6)	ANZ Bank, 0.420%, 08/18/2022	3,197,974	0.1
3,350,000	(6)	Bank of America N.A., 0.410%, 06/22/2022	3,348,553	0.1
2,000,000	(6)	Bank of America N.A., 0.380%, 07/06/2022	2,000,000	0.1
975,000	(6)	Bank of America N.A., 0.420%, 08/16/2022	975,000	0.0
3,775,000	(6)	Bank of Montreal, 0.410%, 07/25/2022	3,772,182	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

1,975,000	(6)	Bank of Nova Scotia, 0.410%, 07/12/2022	1,973,838	0.1
3,975,000	(6)	Barclays Bank PLC, 0.440%, 07/22/2022	3,970,515	0.1
2,400,000	(6)	Barclays Bank PLC, 0.470%, 08/10/2022	2,396,732	0.1
3,900,000	(6)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	3,897,383	0.1
3,425,000	(6)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	3,421,943	0.1
1,525,000	(6)	Cooperatieve Rabobank U.A./New York, 0.400%, 06/16/2022	1,524,394	0.1
1,975,000	(6)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	1,973,804	0.1
3,300,000	(6)	Cooperatieve Rabobank U.A./New York, 0.420%, 08/16/2022	3,297,170	0.1
1,025,000	(6)	Credit Agricole, 0.390%, 07/21/2022	1,024,290	0.0
2,050,000	(6)	Credit Industriel et Commercial, 0.390%, 07/05/2022	2,048,842	0.1
1,875,000	(6)	Credit Industriel et Commercial, 0.410%, 07/07/2022	1,873,950	0.1
3,925,000	(6)	Credit Industriel et Commercial, 0.440%, 08/08/2022	3,921,985	0.1
2,700,000	(6)	Credit Suisse AG, 0.450%, 05/02/2022	2,699,887	0.1
4,000,000	(6)	Credit Suisse AG, 0.430%, 07/19/2022	3,997,652	0.1
2,650,000	(6)	Landesbank Baden-Wurttemberg, 0.440%, 06/17/2022	2,648,864	0.1
4,000,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.430%, 07/22/2022	3,997,454	0.1
2,400,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.450%, 08/11/2022	2,398,353	0.1
3,900,000	(6)	Mizuho Bank Ltd., 0.440%, 07/25/2022	3,895,847	0.1
1,075,000	(6)	Mizuho Bank Ltd., 0.460%, 08/10/2022	1,073,804	0.0
3,200,000	(6)	National Australia Bank Ltd., 0.400%, 08/08/2022	3,197,196	0.1
3,600,000	(6)	National Australia Bank Ltd., 0.420%, 08/15/2022	3,597,004	0.1
3,900,000	(6)	National Bank of Canada, 0.430%, 08/09/2022	3,896,825	0.1
3,425,000	(6)	Natixis SA, 0.440%, 06/17/2022	3,424,125	0.1
1,950,000	(6)	Natixis SA, 0.390%, 07/11/2022	1,949,017	0.1
3,900,000	(6)	Norinchukin Bank of New York, 0.390%, 05/27/2022	3,898,889	0.1
3,150,000	(6)	Norinchukin Bank of New York, 0.420%, 06/22/2022	3,148,780	0.1
400,000	(6)	Royal Bank of Canada, 0.400%, 07/11/2022	399,767	0.0
3,550,000	(6)	Royal Bank of Canada, 0.420%, 08/16/2022	3,547,065	0.1
1,450,000	(6)	Royal Bank of Canada, 0.450%, 08/23/2022	1,448,904	0.0
1,000,000	(6)	Sheffield Receivables Company LLC, 0.480%, 07/27/2022	999,240	0.0
7,000,000	(6)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	6,995,968	0.2
4,000,000	(6)	Societe Generale, 0.430%, 08/08/2022	3,996,495	0.1
2,025,000	(6)	Societe Generale, 0.470%, 08/31/2022	2,023,187	0.1
3,500,000	(6)	Starbird Funding Corp., 0.450%, 08/23/2022	3,494,401	0.1
1,700,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.490%, 06/24/2022	1,699,607	0.1
3,200,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.430%, 07/25/2022	3,198,095	0.1
1,775,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.430%, 07/28/2022	1,773,892	0.1
1,575,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.440%, 07/29/2022	1,574,109	0.1
1,750,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.450%, 08/04/2022	1,748,911	0.1
1,925,000	(6)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	1,923,780	0.1
3,825,000	(6)	Toronto-Dominion Bank, 0.430%, 07/25/2022	3,823,387	0.1
3,675,000	(6)	Toronto-Dominion Bank, 0.440%, 08/19/2022	3,672,429	0.1
3,475,000	(6)	Westpac Banking Corp., 0.410%, 08/02/2022	3,472,836	0.1

	Total Floating Rate Notes
	(Cost $136,008,525)		136,008,525	4.3

		Repurchase Agreements: 5.1%
4,053,358	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $4,053,389, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.750%, Market Value plus accrued interest $4,134,425, due 06/01/24-02/20/72)	4,053,358	0.1
4,533,937	(6)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,533,978, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $4,669,955, due 04/01/23-03/01/52)	4,533,937	0.1
36,758,845	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $36,759,137, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $37,494,022, due 04/25/22-12/20/71)	36,758,845	1.2

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

9,395,216	(6)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $9,395,291, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $9,583,121, due 04/05/22-03/01/52)	9,395,216	0.3
18,597,766	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $18,597,934, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $18,969,946, due 04/19/22-02/15/52)	18,597,766	0.6
40,107,697	(6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $40,108,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $40,909,856, due 04/07/22-11/15/51)	40,107,697	1.3
8,177,512	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $8,177,575, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $8,341,062, due 03/23/23-02/28/27)	8,177,512	0.3
11,088,644	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $11,088,744, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $11,310,521, due 05/01/22-02/20/72)	11,088,644	0.3
23,471,590	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $23,471,802, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $23,941,037, due 01/15/25-02/15/51)	23,471,590	0.7
5,993,552	(6)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $5,993,609, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,293,231, due 04/15/22-02/20/72)	5,993,552	0.2

	Total Repurchase Agreements
	(Cost $162,178,117)		162,178,117	5.1

		Certificates of Deposit: 0.2%
1,775,000	(6)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	1,774,966	0.1
1,675,000	(6)	Commonwealth Bank of Australia, 0.130%, 04/08/2022	1,674,932	0.1
775,000	(6)	Mizuho Bank Ltd., 0.160%, 04/14/2022	774,923	0.0
500,000	(6)	Norinchukin Bank of New York, 0.230%, 04/19/2022	499,961	0.0
975,000	(6)	Toronto-Dominion Bank, 0.280%, 05/10/2022	974,780	0.0

	Total Certificates of Deposit
	(Cost $5,699,562)		5,699,562	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.6%
62,388,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	62,388,000	2.0
10,189,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	10,189,000	0.3
9,368,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	9,368,000	0.3
	Total Mutual Funds
	(Cost $81,945,000)		81,945,000	2.6

	Total Short-Term Investments
	(Cost $597,355,250)		597,334,917	18.7

	Total Investments in Securities (Cost $3,968,751,354)		$3,930,710,914	123.2
	Liabilities in Excess of Other Assets		(741,047,389)	(23.2)
	Net Assets		$3,189,663,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$838,917,050	$–	$838,917,050
Collateralized Mortgage Obligations	–	976,940	–	976,940
Municipal Bonds	–	27,657,167	–	27,657,167
Sovereign Bonds	–	49,893,657	–	49,893,657
U.S. Government Agency Obligations	–	865,478,967	–	865,478,967
Asset-Backed Securities	–	20,943,746	–	20,943,746
Supranational Bonds	–	14,450,533	–	14,450,533
Commercial Mortgage-Backed Securities	–	57,157,203	–	57,157,203
U.S. Treasury Obligations	–	1,457,900,734	–	1,457,900,734
Short-Term Investments	81,945,000	515,389,917	–	597,334,917
Total Investments, at fair value	$81,945,000	$3,848,765,914	$–	$3,930,710,914
Other Financial Instruments+
Futures	1,950,782	–	–	1,950,782
Total Assets	$83,895,782	$3,848,765,914	$–	$3,932,661,696
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(68,322)	$–	$(68,322)
Futures	(254,872)	–	–	(254,872)
Total Liabilities	$(254,872)	$(68,322)	$–	$(323,194)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	76	06/21/22	$9,338,500	$(254,872)
			$9,338,500	$(254,872)
Short Contracts:
U.S. Treasury 2-Year Note	(3)	06/30/22	(635,766)	7,707
U.S. Treasury 5-Year Note	(492)	06/30/22	(56,426,250)	1,350,786
U.S. Treasury Ultra 10-Year Note	(146)	06/21/22	(19,778,437)	592,289
			$(76,840,453)	$1,950,782

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 38, Version 1	Buy	1.000	06/20/27	USD	30,000,000	$(481,634)	$(68,322)
						$(481,634)	$(68,322)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,972,196,696.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$44,264,434
Gross Unrealized Depreciation	(84,535,940)
Net Unrealized Depreciation	$(40,271,506)